Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management [Abstract]
Disclosure of main credit risk aggregates arising on customer business
Following are the main aggregates relating to credit risk from our activities with customers:

Main credit risk performance metrics from activity with customersA
December data
	Credit risk with customers (EUR million)B			Credit impaired loans (EUR million)			NPL ratio (%)
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Europe	624,696	639,996	636,123	14,495	15,186	19,822	2.32%	2.37%	3.12%
Spain	278,569	293,197	283,953	8,529	9,598	13,403	3.06%	3.27%	4.72%
UK	247,360	253,455	262,869	3,518	3,059	3,766	1.42%	1.21%	1.43%
Portugal	39,503	41,755	41,941	1,024	1,247	1,442	2.59%	2.99%	3.44%
Poland	39,329	33,350	33,497	1,397	1,268	1,210	3.55%	3.80%	3.61%
North America	190,720	185,614	149,792	7,805	5,629	3,632	4.09%	3.03%	2.42%
US	137,893	140,452	112,808	6,303	4,571	2,624	4.57%	3.25%	2.33%
Mexico	52,785	45,107	36,984	1,489	1,047	1,009	2.82%	2.32%	2.73%
South America	177,380	167,348	141,874	10,142	10,381	6,387	5.72%	6.20%	4.50%
Brazil	113,937	101,801	85,702	7,479	7,705	4,182	6.56%	7.57%	4.88%
Chile	46,565	47,811	41,479	2,332	2,384	1,838	5.01%	4.99%	4.43%
Argentina	3,903	5,844	5,481	78	122	198	1.99%	2.08%	3.61%
Digital Consumer Bank	135,608	125,339	116,989	2,877	2,583	2,490	2.12%	2.06%	2.13%
Corporate Centre	5,494	5,824	6,337	301	894	903	5.48%	15.35%	14.38%
Total Group	1,133,898	1,124,121	1,051,114	35,620	34,673	33,234	3.14%	3.08%	3.16%
A.Management perimeter according to the reported segments
B.Includes gross lending to customers, guarantees and documentary credits.

Schedule of exposure and impairment losses by stage	In addition, depending on the transactions credit quality, the exposure is divided into four categories according to Standard & Poor's rating scale:

Exposure and impairment losses by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	147,065	2,261	—	149,326
From A+ to BB	421,449	13,910	—	435,359
From BB- to B-	262,954	41,237	—	304,191
CCC and below	11,829	19,376	33,838	65,043
Total exposure B	843,297	76,784	33,838	953,919
Impairment lossesC	3,592	5,055	14,131	22,778

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	172,440	1,506	—	173,946
From A+ to BB	394,084	10,601	—	404,685
From BB- to B-	272,456	32,653	—	305,109
CCC and below	11,799	21,436	32,608	65,843
Total exposureB	850,779	66,196	32,608	949,583
Impairment lossesC	3,807	5,195	13,852	22,854

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	188,434	1,844	—	190,278
From A+ to BB	377,008	11,954	—	388,962
From BB- to B-	233,779	44,292	—	278,071
CCC and below	3,746	11,878	30,711	46,335
Total exposure B	802,967	69,968	30,711	903,646
Impairment lossesC	4,149	5,103	12,873	22,125
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2023
Credit qualityA	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	46,236	1,273	—	47,509
From A+ to BB	145,884	10,850	—	156,734
From BB- to B-	13,588	13,995	—	27,583
CCC and below	0	—	3,518	3,518
Total exposureB	205,708	26,118	3,518	235,344
Impairment lossesC	172	498	396	1,066

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	85,930	827	—	86,757
From A+ to BB	118,585	7,547	—	126,132
From BB- to B-	16,831	11,093	—	27,924
CCC and below	220	978	3,059	4,257
Total exposure B	221,566	20,445	3,059	245,070
Impairment lossesC	166	529	337	1,032

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	97,388	1,015	—	98,403
From A+ to BB	113,030	8,074	—	121,104
From BB- to B-	13,063	10,657	—	23,720
CCC and below	—	943	3,508	4,451
Total exposure B	223,481	20,689	3,508	247,678
Impairment lossesC	135	372	460	967
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	46,827	48	—	46,875
From A+ to BB	101,079	780	—	101,859
From BB- to B-	33,905	9,789	—	43,694
CCC and below	1,513	4,517	7,536	13,566
Total exposureB	183,324	15,134	7,536	205,994
Impairment lossesC	300	663	2,959	3,922

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	37,133	447	—	37,580
From A+ to BB	107,667	282	—	107,949
From BB- to B-	46,296	6,388	—	52,684
CCC and below	253	5,234	8,893	14,380
Total exposureB	191,349	12,351	8,893	212,593
Impairment lossesC	507	666	3,472	4,645

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	43,978	352	—	44,330
From A+ to BB	109,142	555	—	109,697
From BB- to B-	33,104	11,716	—	44,820
CCC and below	336	5,008	13,762	19,106
Total exposureB	186,353	15,647	12,761	214,761
Impairment lossesC	422	580	5,005	6,007
A.Detail of credit quality ratings calculated for Group management purposes. Excluding the SCIB branches business
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
The detail of Santander Bank, National Association exposure and impairment losses associated with each of the stages at 31 December, 2023, 2022 and 2021, is shown below. In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	4,834	76	—	4,910
From A+ to BB	20,468	459	—	20,926
From BB- to B-	25,312	3,439	—	28,751
CCC and below	52	450	894	1,396
Total exposureB	50,665	4,424	894	55,983
Impairment lossesC	409	335	141	885

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	6,884	145	—	7,029
From A+ to BB	20,768	366	—	21,134
From BB- to B-	30,359	2,225	—	32,584
CCC and below	308	558	459	1,325
Total exposureB	58,319	3,294	459	62,072
Impairment lossesC	392	241	74	707

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	8,811	124	—	8,935
From A+ to BB	29,379	1,033	—	30,412
From BB- to B-	12,193	2,756	—	14,949
CCC and below	19	361	477	857
Total exposure B	50,402	4,274	477	55,153
Impairment lossesC	263	314	45	622
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	99	—	—	99
From BB- to B-	12,120	395	—	12,515
CCC and below	6,754	4,237	5,272	16,263
Total exposure B	18,973	4,632	5,272	28,877
Impairment lossesC	597	1,019	1,712	3,327

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	171	—	—	171
From BB- to B-	14,564	512	—	15,076
CCC and below	7,735	5,108	3,870	16,713
Total exposure B	22,470	5,620	3,870	31,960
Impairment lossesC	672	1,232	1,452	3,356

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	417	4	—	421
From A+ to BB	800	35	—	835
From BB- to B-	18,655	5,930	—	24,585
CCC and below	222	1,931	1,658	3,811
Total exposure B	20,094	7,900	1,658	29,652
Impairment lossesC	524	1,741	572	2,837
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses
EUR million	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	20,670	468	—	21,138
From A+ to BB	38,869	751	—	39,620
From BB- to B-	36,107	4,177	—	40,284
CCC and below	1,153	3,735	7,479	12,367
Total exposureB	96,799	9,131	7,479	113,409
Impairment lossesC	722	1,078	4,538	6,338

Exposure and impairment losses
EUR million	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	18,033	41	—	18,074
From A+ to BB	35,902	342	—	36,244
From BB- to B-	31,269	3,195	—	34,464
CCC and below	432	4,547	7,705	12,684
Total exposureB	85,636	8,125	7,705	101,466
Impairment lossesC	575	1,219	4,334	6,128

Exposure and impairment losses
EUR million	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	22,555	296	—	22,851
From A+ to BB	24,003	280	—	24,283
From BB- to B-	27,040	2,241	—	29,281
CCC and below	1,542	2,544	4,182	8,268
Total exposureB	75,140	5,361	4,182	84,683
Impairment lossesC	1,232	909	2,510	4,651
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Schedule of evolution projection based on main macroeconomic indicators	The evolution forecasted in 2023 for the next five years of the main macroeconomic indicators used by Santander UK to estimate expected losses is presented below:

	2024 - 2028
Variables	Pessimistic scenario 3	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario 1
Interest rate	4.4%	2.8%	3.9%	3.7%	3.3%
Unemployment rate	5.8%	7.3%	5.1%	4.4%	3.6%
Housing price change	-3.1%	-4.8%	-0.9%	1.7%	3.8%
GDP growth	-0.2%	0.2%	0.3%	1.2%	2.1%
The projected evolution for a period of five years of the main macroeconomic indicators used by Santander Spain for estimating expected losses as of 2023, is presented below:

	2024-2028
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	3.6%	3.1%	3.0%
Unemployment rate	14.3%	11.0%	9.5%
Housing price change	0.5%	2.1%	2.6%
GDP growth	0.0%	1.5%	2.7%
The evolution projected in 2023 for a period of five years of the main macroeconomic indicators used Santander Bank, National Association to estimate expected losses is presented below:

	2024 - 2028
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	2.4%	3.1%	3.4%	3.7%
Unemployment rate	5.9%	4.6%	4.1%	3.3%
House price change	-0.7%	-0.2%	0.3%	1.0%
GDP growth	1.6%	2.0%	1.8%	2.6%
Manheim growthA	-1.6%	-1.5%	-1.6%	-1.3%
A. US used vehicle price car index.
The evolution forecasted in 2023 for a period of five years of the main macroeconomic indicators used by in Santander Consumer USA Holdings Inc in the estimation of expected losses is shown below:

	2024 - 2028
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	2.4%	3.1%	3.4%	3.7%
Unemployment rate	5.9%	4.6%	4.1%	3.3%
House price change	-0.7%	-0.2%	0.3%	1.0%
GDP growth	1.6%	2.0%	1.8%	2.6%
ManheimA index	-1.6%	-1.5%	-1.6%	-1.3%
A. US used vehicle price car index.
The evolution for a period of five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows:

	2024-2028
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate (annual averaged)	10.8%	8.4%	6.6%
Unemployment rate	10.6%	8.4%	6.2%
House price change	1.8%	3.8%	5.6%
GDP growth	0.0%	1.8%	3.0%
Burden income	26.6%	24.3%	23.0%

Schedule of weights used for current political and economic positions	In addition, at 31 December 2023, 2022 and 2021, the weights used by Santander UK reflect the future prospects of the British economy in relation to its current political and economic position so that higher weights are assigned for negative scenarios:

	2023	2022	2021
Pessimistic scenario 3	20%	20%	5%
Pessimistic scenario 2	10%	10%	20%
Pessimistic scenario 1	10%	15%	25%
Base scenario	50%	50%	45%
Optimistic scenario 1	10%	5%	5%
As for its allocation, Santander Spain associates the Base scenario with the highest weight, while associating the lower weights to the most extreme scenarios:

	2023	2022	2021
Pessimistic scenario	30%	30%	30%
Base scenario	40%	40%	40%
Optimistic scenario 1	30%	30%	30%
As for its allocation, Santander Bank, National Association associates the highest weighting to the Base scenario, while associates the lowest weightings to the most extreme scenarios:

	2023	2022	2021
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%
Each of the macroeconomic scenarios is associated with a given weight. Santander Consumer USA Inc. associates the highest weighting to the Base scenario, whereas it associates the lowest weightings to the most extreme or acid scenarios:

	2023	2022	2020
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%
Regarding its assignation, Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

	2023	2022	2021
Pessimistic scenario	10%	10%	10%
Base scenario	80%	80%	80%
Optimistic scenario	10%	10%	10%

Disclosure of sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, as of December 2023, is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	9.5%	3.0%
100 bp	-5.9%	-2.0%
Housing price change
-100 bp	6.7%	4.6%
100 bp	-4.2%	-2.6%
Unemployment rate
-100 bp	-8.6%	-4.4%
100 bp	25.7%	7.8%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, at December 31 2023, is as follows:

	Change in Provision
	Mortgages	Corporates	Others
GDP Growth
-100 bp	4.1%	3.3%	3.7%
100 bp	-1.9%	-1.2%	-2.2%
Housing price change
-100 bp	3.1%	2.5%	4.2%
100 bp	-2.1%	-1.2%	-2.1%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios as of 2023 is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	9.9%	8.7%
100 bp	-7.5%	-6.4%
Housing price change
-100 bp	11.3%	10.7%
100 bp	-7.4%	-6.9%
Unemployment rate
-100 bp	-30.3%	-23.8%
100 bp	35.9%	30.1%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios at the end of 2023 is as follows:

Change in provision
SC Auto
Manheim index
-100 bp	0.8%
100 bp	-0.7%
Unemployment Rate
-100 bp	-3.7%
100 bp	4.0%
House Price Change
-100 bp	1.6%
100 bp	-1.2%
GDP growth
-100 bp	1.4%
100 bp	-1.1%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is at the end of 2023 as follows:

	Change in provision
	Consumer	Corporate	Other
GDP growth
-100 bp	1.1%	3.2%	1.8%
100 bp	-0.6%	-1.8%	-0.8%
Unemployment rate
-100 bp	-0.3%	-0.6%	-0.5%
100 bp	1.4%	3.7%	2.3%
Interest rate (SELIC)
-100 bp	-1.4%	-5.2%	-1.8%
100 bp	2.7%	6.2%	4.1%

Schedule of exposure to risk	These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2023			2022
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ana Botín	26	—	26	20	—	20
José Antonio Álvarez	4	—	4	7	—	7
Bruce Carnegie-Brown	—	—	—	—	—	—
Javier Botín	4	—	4	23	—	23
Sol Daurella	51	—	51	49	—	49
Belén Romana	—	—	—	—	—	—
Ramiro Mato	—	—	—	1	—	1
Homaira Akbari	—	—	—	—	—	—
Henrique de Castro	—	—	—	—	—	—
Pamela Walkden	—	—	—	—	—	—
Luis Isasi	—	—	—	—	—	—
Sergio Rial[1]	—	—	—	5	—	5
Héctor Grisi	8	—	8	—	—	—
Gina Díez Barroso	1	—	1	—	—	—
Glenn Hutchins	—	—	—	—	—	—
Germán de la Fuente	—	—	—	—	—	—
	94	—	94	105	—	105
1.    Ceased as director of Banco Santander, S.A. on 1 January 2023

	2023
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	61,097	924
Without mortgage guarantee	215	16
With mortgage guarantee	60,882	908

	2022
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	63,688	1,088
Without mortgage guarantee	288	24
With mortgage guarantee	63,400	1,064

	2021
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	62,324	1,860
Without mortgage guarantee	419	115
With mortgage guarantee	61,905	1,745

	2023
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,433	259	40
Of which impaired	74	5	29
Memorandum items written-off assets	346	—	—

Memorandum items: Data from the public consolidated balance sheet
2023
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	241,695
Total consolidated assets (Total business) (Book value)	1,797,062
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,230
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2023:

	2023
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	4,901	2,801	2,072	2,100
Of which:
Completed buildings	1,054	615	519	439
Residential	224	111	89	113
Other	830	504	430	326
Buildings under construction	101	45	36	56
Residential	12	9	6	3
Other	89	36	30	53
Land	3,746	2,141	1,517	1,605
Developed land	1,107	589	366	518
Other land	2,639	1,552	1,151	1,087
Property assets from home purchase mortgage loans to households	473	197	131	276
Other foreclosed property assets	132	60	46	72
Total property assets	5,506	3,058	2,249	2,448

	2023					2022
	Portfolio
Country	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Non-trading financial assets mandatorily at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	4,996	97	34,534	—	39,627	29,095
Portugal	462	1,247	5,150	—	6,859	5,456
Italy	(2,187)	415	7,366	—	5,594	7,415
Greece	—	—	—	—	—	—
Ireland	—	—	—	—	—	—
Rest Eurozone	2,899	604	4,621	—	8,124	5,651
UK	1,261	607	1,919	—	3,787	2,106
Poland	194	6,340	4,733	—	11,267	8,715
Rest of Europe	16	2,467	310	—	2,793	132
US	2,049	5,253	14,002	—	21,304	23,298
Brazil	11,715	10,273	5,745	—	27,733	23,728
Mexico	3,311	12,075	5,439	—	20,825	17,306
Chile	97	1,040	5,148	—	6,285	6,485
Rest of America	277	543	1,430	—	2,250	1,964
Rest of the World	229	2,843	1,455	—	4,527	3,542
TOTAL	25,319	43,804	91,852	—	160,975	134,893

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2023
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	12,851	437	37	5	2	—	4
Other financial institutions and: individual shareholder	1,011	258	833	285	38	182	58
Non-financial institutions and individual shareholder	728,123	7,709	61,110	6,977	4,079	1,461	3,543
Of which financing for constructions and property development	14,236	106	2,035	506	415	41	134
Other warehouses	4,400,346	6,107	507,378	10,185	4,602	4,043	4,484
Total	5,142,331	14,511	569,358	17,452	8,721	5,686	8,089
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2023
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	7	3	7	1	1	—	3
Other financial institutions and: individual shareholder	472	25	428	107	21	51	50
Non-financial institutions and individual shareholder	385,859	3,307	37,225	3,751	2,134	709	3,078
Of which financing for constructions and property development	7,759	56	1,155	235	183	18	112
Other warehouses	2,092,099	2,593	293,433	5,257	1,744	2,394	3,415
Total	2,478,437	5,928	331,093	9,116	3,900	3,154	6,546
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	220,342		220,342	Interest rate
Financial assets held for trading	176,921	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	4,068	1,842	Interest rate, spread
Financial assets designated at fair value through profit or loss	9,773	1,360	8,413	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	83,308	1,761	81,547	Interest rate, spread
Financial assets at amortized cost	1,191,403		1,191,403	Interest rate, spread
Hedging derivatives	5,297		5,297	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	(788)		(788)	Interest rate
Other assets	104,896
Total assets	1,797,062	—	—

Liabilities subject to market risk
Financial liabilities held for trading	122,270	122,270
Financial liabilities designated at fair value through profit or loss	40,367	450	39,917	Interest rate, spread
Financial liabilities at amortized cost	1,468,703		1,468,703	Interest rate, spread
Hedging derivatives	7,656		7,656	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	55		55	Interest rate
Other liabilities	53,770
Total liabilities	1,692,821
Equity	104,241

Disclosure of concentrations
Breakdown of the credit with mortgage guarantee to households for house acquisition, according to the percentage that the total risk represents on the amount of the latest available valuation (loan to value):

	2023
	Loan to value ratio
EUR Million	Less than or equal to 40%	More than 40% and less than 60%	More than 60% and less than 80%	More than 80% and less than or equal to 100%	More than 100%	Total
Gross amount	18,728	20,720	18,083	2,294	1,057	60,882
Of which impaired	131	192	199	151	235	908
At year-end, the distribution of this portfolio was as follows:

2023
EUR Million	Loans: gross amount
1. Without mortgage guarantee	16
2. With mortgage guarantee	2,417
2.1 Completed buildings	1,032
2.1.1 Residential	642
2.1.2 Other	390
2.2 Buildings and other constructions under construction	1,364
2.2.1 Residential	1,292
2.2.2 Other	72
2.3 Land	21
2.3.1 Developed consolidated land	14
2.3.2 Other land	7
Total	2,433
The detail, by activity and geographical area of the Group's risk concentration at 31 December 2023 is as follows:

EUR million
	2023A
	Total	Spain	Other EU countries	America	Rest of the world
Central banks and Credit institutions	379,533	99,186	69,692	132,573	78,082
Public sector	215,038	56,158	51,160	96,477	11,243
Of which:
Central government	186,872	43,442	45,469	87,217	10,744
Other central government	28,166	12,716	5,691	9,260	499
Other financial institutions (financial business activity)	158,730	15,578	44,480	60,321	38,351
Non-financial companies and individual entrepreneurs (non-financial business activity) (broken down by purpose)	455,926	109,246	106,328	179,349	61,003
Of which:
Construction and property development	20,621	3,318	4,189	7,561	5,553
Civil engineering construction	5,538	2,354	1,740	1,257	187
Large companies	282,357	48,777	61,506	126,207	45,867
SMEs and individual entrepreneurs	147,410	54,797	38,893	44,324	9,396
Households – other (broken down by purpose)	564,425	88,660	103,380	148,026	224,359
Of which:
Residential	352,478	63,294	36,480	47,347	205,357
Consumer loans	192,960	17,428	64,084	94,805	16,643
Other purposes	18,987	7,938	2,816	5,874	2,359
Total	1,773,652	368,828	375,040	616,746	413,038
A.For the purposes of this table, the definition of risk includes the following items in the public balance sheet: 'Loans and advances to credit institutions', 'Loans and advances to Central Banks', 'Loans and advances to Customers', 'Debt securities', 'Equity Instruments', 'Trading Derivatives', 'Hedging derivatives', 'Investments and financial guarantees given'.
Maximum exposure limits based on credit quality
Our investment strategy for sovereign risk considers country’s credit quality to set the maximum exposure limitsA:

	2023	2022	2021
AAA	18%	27%	15%
AA	19%	19%	32%
A	41%	34%	26%
BBB	12%	11%	11%
Less than BBB	10%	9%	16%
A.Internal ratings are applied.

Risk management	Risk management
a) Risk principles and culture
The principles on which Grupo Santander's risk management and control are based are detailed below. They take into account regulatory requirements, best market practices and are mandatory:
1.All employees are risk managers who must understand the risks associated with their functions and not assume risks that will exceed the Group’s risk appetite or have an unknown impact.
2.Senior managers must make sure Grupo Santander keeps its risk profile within risk appetite, with consistent risk conduct, action, communications, and oversight of our risk culture.
3.Independent risk management and control functions, according to the three lines of defence model of Grupo Santander.
4.Grupo Santander takes a forward-looking, comprehensive approach towards all businesses and risk types.
5.Effective information management to identify, assess, manage and disclose risks at appropriate levels.
1. Key risk types
Grupo Santander's risks categorization ensures effective risk management, control and reporting. The risk framework distinguishes these risk types:
•Credit risk relates to financial loss arising from the default or credit quality deterioration of a customer or counterparty, to which Santander has directly provided credit or assumed a contractual obligation.
•Market risk results from changes in interest rates, exchange rates, equities, commodities and other market factors, and from their effect on profit or capital. It includes the structural risk relates to market movements or balance sheets behaviour will change the value or profit generation of assets or liabilities in the banking book.
•Liquidity risk occurs if liquid financial resources are insufficient or too costly to obtain in order to meet liabilities when they fall due.
•Capital risk is the risk that arises from the possibility of having an inadequate quantity or quality of capital to meet internal business objectives, regulatory requirements or market expectations in the area of structural risk.
Grupo Santander also takes into account, on an ongoing basis in its management of the risk function, operational (includes fraud, technological, cyber, legal and conduct risks), financial crime (includes, among others, money laundering, terrorism financing, violation of international sanctions, corruption, bribery and tax evasion), model, structural (includes risks associated with insurance and pensions), reputational and strategic risks.
Besides, environmental and climate-related risk drivers are considered as factors that could impact the existing risks in the medium-to-long-term. These elements include, on the one hand, those derived from the physical effects of climate change, generated by one-off events as well as by chronic changes in the environment and, on the other hand, those derived from the process of transition to a development model with lower emissions, including legislative, technological or behaviour of economic agents changes.
Given the nature of its operations, the Group has no environment-related liabilities, expenses, assets or contingencies of a material relevance to its consolidated equity, financial situation and results.
Most exposures in sectors potentially affected by climate change risk, according to market consensus and to the execution of our materiality assessment, are with wholesale clients, whose preliminary reviews, credit approval and credit ratings take such risk into account. Customers’ ratings determine the parameters for calculating loan loss (typically in terms of probability of default or “PD”). Thus, when climate factors are relevant, in conjunction with other elements of analysis, they have an impact on the loan loss calculations which support capital and provisions.
Additionally, Grupo Santander has participated in the various climate stress regulatory exercises carried out recently, which have been classified as learning exercises in the industry. Results showed that the Group’s coverage for potential losses would be sufficient in view of portfolio maturity over time.
Therefore, based on the best information available at the time these consolidated annual financial statements were prepared, the Group sees no additional environmental or climate change risk having a substantial impact on its equity, financial situation and results in 2023.
Still, this matter is constantly changing, and, like other banks, the Group is working on developing more methodologies to better measure potential loan loss in line with new management needs, best practice, and regulators’ and supervisors’ requirements. In particular, we monitor progress in this regard both in the prudential area (mandate of the European Banking Authority in article 501c of Regulation (EU) 575/2013), and that resulting from the plan for the second phase of the post-review implementation of IAS 9 by the IASB regarding the calculation of expected losses, planned during 2024.
2. Risk and compliance governance
Grupo Santander robust risk and compliance governance structure allows us to conduct effective oversight in line with our risk appetite. It stands on three lines of defence, a structure of committees and strong Group-subsidiary relations, guided by our risk culture, Risk Pro.
2.1 Lines of defence
Grupo Santander model of three lines of defence effectively manages and controls risks:
–First line: formed by business and support areas that take or originate risks are primarily responsible for managing them. The first line detects, measures, controls, monitors and reports on the risks it originates according to internal risk management policies, models and procedures. Risk management must be consistent with the approved risk appetite and related limits.
–Second line: formed by risk and compliance & conduct functions, independently oversees and challenges risk management at the first line of defence. Its duties include ensuring that risks will be managed according to the risk appetite approved by senior management and strengthening our risk culture across the Group.
–Third line: internal audit function, is fully independent to give the board and senior managers assurance of high-quality and efficient risk governance and management to preserve our value, solvency and reputation.
Risk, compliance & conduct, and internal audit are sufficiently separate and autonomous functions, with direct access to the board and its committees.
2.2 Risk committee structure
The board of directors has final oversight of risk management and compliance promoting a sound risk culture and reviewing and approving risk appetite and frameworks, with support from its risk, regulation and compliance committee and its executive committee. The Group's risk governance keeps risk control and risk-taking areas separate.
The Group chief risk officer (Group CRO), who leads the application and execution of risk strategy and promotes proper risk culture, is in charge of overseeing all risks and challenging and advising business lines on risk management.
The Group chief compliance officer (Group CCO), who handles compliance risk and leads the application and execution of the compliance and conduct risk strategy and provides the Group CRO with a complete overview on the situation of risks being monitored.
The Group CRO and the Group CCO report directly to both the risk supervision, regulation and compliance committee and the board of directors.
The executive risk, risk control and compliance and conduct committees are executive committees with powers delegated from the board.
Furthermore, risk functions have forums and regular meetings to manage and control the risks within their purview. Executive committees also delegate some duties to subordinate forums.
Their responsibilities include:
•Inform the Group CRO, the Group CCO, the risk control committee and the compliance and conduct committee if risks are being managed within risk appetite;
•Regularly monitor each key risk type; and
•Overseeing measures to meet supervisors and auditors' expectations.
Besides, Grupo Santander, in order to establish an adequate control environment for the management of each risk types, the Risk and Compliance and Conduct functions have effective internal regulation to create the right environment to manage and control all risks.
Grupo Santander can establish additional governance measures for special situations, as it has done with the covid crisis, the war in Ukraine, the uncertainty caused by the collapse of several regional banks in the US and Credit Suisse, and the current geopolitical situation. We have upgraded the monitoring of all risks, with special attention to the main macroeconomic indicators, liquidity, vulnerable sectors and clients, cybersecurity reinforcement, among other areas. The special situations forums we have activated are enabling us to cope with the geopolitical and macroeconomic environment in a resilient manner.
2.3 The Group's relationship with subsidiaries
Grupo Santander subsidiaries have a model for managing risk, compliance and conduct that is consistent with the frameworks approved by the group’s board of directors, which they adhere to through their own boards and can only adapt to higher standards according to local law and regulation.
Furthermore, the Group's aggregate oversight area advises and validates subsidiaries on internal regulation and operations. This reinforces a common risk management model across Grupo Santander.
The risk and compliance functions will continue to support global businesses and control at a global and local level. In 2023, Grupo Santander continued to build on our group-subsidiary relations model by leveraging our global scale to uncover synergy under a common operating model and platform. The model promotes process simplification and more enhanced control to help grow the business.
The Group CRO, the Group CCO and regional heads of risk are involved in appointing, setting objectives for, reviewing and compensating their country-unit counterparts to promote proper risk management.
Each local CRO/CCO interacts regularly with its regional risk leader and with the Group CRO and the Group CCO, through periodic follow-up meetings, either business or country. There are also meetings between local and global risk and compliance functions to discuss issues specific to each function.

Local and global risk and compliance areas also meet to address special matters. Country and regional units work closely to effectively strengthen group-subsidiary relations through these common initiatives:
•Restructuring based on subsidiary benchmarks, strategic vision, and advanced risk management infrastructures and practices.
•Exchange of best practices that will strengthen processes, drive innovation and result in a quantitative impact.
•Search for talent in risk and compliance teams with internal mobility through the global risk talent programme and strong succession plans.
3. Management processes and tools
Grupo Santander has these effective risk management processes and tools:
3.1 Risk appetite and structure of limits
Risk appetite is the aggregate level and types of risk that Grupo Santander deems prudent for our business strategy, even in unforeseen circumstances. In Grupo Santander, these principles influence risk appetite:
•Risk appetite is part of the board's duties. It prepares the risk appetite statement (RAS) for the whole Group every year. In a cascading down process, each subsidiary's board also sets its own risk appetite.
•Comprehensiveness and forward-looking approach. Our appetite includes of all material risks that Santander are exposed to and defines our target risk profile for the current and medium term with a forward-looking view considering stress scenarios.
•Common standards and embedding in the day-to-day risk management. The Group shares the same risk appetite model, which sets common requirements for processes, metrics, governance bodies, controls and standards.. It also ensures an effective and traceable embedding of our appetite into more granular management policies and limits across our subsidiaries.
•Continuous adaptation to market best practices, regulatory requirements and supervisors’ expectations.
•Aligning with business plans and strategy. The risk appetite is a key point of reference for strategic and business planning. Grupo Santander verifies that the three-year strategic plans, the annual budget and capital and liquidity planning are within the limits set in the RAS before Santander approves them.
Grupo Santander's risk appetite and business model rest on the following elements:
•A medium-low, predictable target risk profile, centred on retail and commercial banking, internationally diversified operations and a strong market share;
•Stable, recurrent earnings and shareholder remuneration, sustained by a sound base of capital, liquidity and sources of funding;
•Autonomous subsidiaries that are self-sufficient in terms of capital and liquidity to ensure their risk profiles won't compromise the Group’s solvency;
•An independent Risk function and a senior management actively engaged in supporting a robust control environment and risk culture; and
•A conduct model that protects our customers and our Simple, Personal and Fair culture.
The risk appetite is expressed through qualitative statements and limits on metrics representative of the bank’s risk profile at present and under stress. Those metrics cover all risk types according to our corporate risk framework. Grupo Santander articulates them in five axes that provide the Bank with a holistic view of all risks it incurs in the development of its business model. These five axes are applicable to all Santander's key risk types, and comprise:
•P&L volatility: Control of P&L volatility of business plan under baseline and stressed conditions (aligned with ICAAP stress test).
•Solvency: Control of capital ratios under baseline and stressed scenarios (aligned with ICAAP).
•Liquidity: Control of liquidity ratios under base and stress scenarios (aligned with ILAAP).
•Concentration: Control of credit concentration on top clients, portfolios and industries.
•Non financial: Control on non financial risks aimed to minimize events which could lead to financial loss, operative, technological, legal and regulatory breaches, conduct issues or reputational damage.
b) Credit risk
1. Introduction to the credit risk treatment
Credit risk is the risk of financial loss due to the failure to pay or impaired credit of a customer or counterparty Grupo Santander has financed or maintains a contractual obligation with. It includes counterparty risk, country risk and sovereign risk. It is our most significant risk in terms of exposure and capital consumption.
Credit risk management
Grupo Santander takes a holistic view of the credit risk cycle, including the transaction, the customer and the portfolio, in order to identify, analyse, control and decide on credit risk.
Credit risk identification facilitates active and effective portfolio management and control. Grupo Santander classify external and internal risk in each business to adopt any corrective or mitigating measures through:
1.1. Planning
Grupo Santander´s planning helps to set business targets and draw up action plans within our risk appetite statement.
Strategic commercial plans (SCP) are a management and control tool the business and risk areas prepare for Grupo Santander's credit portfolios. They determine commercial strategies, risk policies, resources and infrastructure, ensuring a holistic view of the portfolios.
They provide managers with an updated view of portfolio credit quality to measure credit risk, run internal controls to regularly monitor credit strategy detect significant risk deviation and potential impacts, and take corrective action.
They are suited to the Grupo Santander's risk appetite and subsidiaries’ capital targets, having been reviewed and pre-approved by senior managers before Group management revises and validates them.
1.2. Risk assessment and credit rating
Risk approval generally depends on the applicant’s ability to repay the debt, regardless of any collateral or personal guarantees the Bank requires. Grupo Santander reviews their regular sources of income, including funds and net cash flows from any businesses.
Grupo Santander monitors credit rating drivers to calibrate the decisions and ratings that Group credit quality assessment models determine. Risk management uses these ratings for many things like applying approval limits, pre-approvals, monitoring risk, and policies on pricing credit.
Grupo Santander then uses rating models to measure ability to pay. Depending on each segment, credit rating drivers can be:
•Rating: from mathematical algorithms that have a quantitative model based on balance sheet ratios or macroeconomic variables, and a qualitative module supplemented by the credit analyst’s expert judgement. It is used for SCIB, corporate, institutional and SME segments (with individualised treatment).
•Scoring: system of automatic evaluation of loan applications. It automatically assigns customers an individual score retail on which the subsequent decision is based. It is used for SME segments without an assigned analyst.
Grupo Santander's parameter estimation models, based on econometric models of past defaults and losses, calculate economic and regulatory capital as well as IFRS 9 provisions for each customer portfolio.
Grupo Santander regularly monitors and evaluates models' suitability, predictive capacity, performance, granularity, and compliance with policy, among other factors. Grupo Santander reviews ratings with the latest financial and other relevant information to assess credit risk due to depreciation caused by customers’ lower creditworthiness and manage credit portfolios according to the risk appetite and profile target set out in SCPs, with exposure limits adjusted to an acceptable level for each portfolio and counterparty and for new loan originations.
Grupo Santander uses SCPs to manage credit portfolios, defining limits for each of them and for new originations, in line with the Group´s credit risk appetite and its target risk profile. Transposing the risk appetite to portfolio management strengthens controls over our credit portfolios.
Grupo Santander´s limits, pre-classifications and pre-approvals processes, which are highly automated and digitalized, determine the risk Grupo Santander can assume with each customer. Limits are approved by the executive risk committee (or delegated committees) and should reflect a transaction’s expected risk-return. Santander also uses risk-based pricing tools to make sure portfolio growth is sustainable.
Grupo Santander applies various limits models to each segment:
•Large corporate groups are subject to a pre-classification model based on a system for measuring and monitoring economic capital. Pre-classification models express the level of risk Grupo Santander is willing to assume in transactions with customers/groups.
•Corporates and institutions that meet certain requirements (strong relationships, rating, etc.) are subject to a simpler pre-classification model that sets a recommended risk level for each customer. Transactions above certain limits or with special characteristics could require approval from a senior credit analyst or a committee.
Transactions with large corporates, corporates and institutions above certain limits or with special characteristics could require approval from a senior credit analyst or a committee.
•For individual customers and SMEs with low turnover, Grupo Santander manages large volumes of credit transactions with automatic decision models to classify customers and transactions.
1.3. Scenario analysis
Grupo Santander´s scenario analyses determine the potential risks in its credit portfolios and provide a better understanding of our portfolios' performance under various macroeconomic conditions. They allow us to anticipate management strategies that will avoid future deviations from defined plans and targets. They simulate the impact of alternative scenarios in portfolios’ credit parameters (PD, LGD) and expected credit losses. Grupo Santander compares findings with portfolios’ credit profile indicators to find the right measures for managers to take. Credit risk management of portfolios and SCPs incorporate scenario analyses.
1.4. Monitoring
Regularly monitoring business performance and comparing it to pre-defined plans is key to our management of risk. Grupo Santander's holistic monitoring of customers helps detect impacts on risk performance and credit quality early.
The monitoring process considers projections on the performance of the operations and their characteristics, in addition to any variation in their classification. Anticipation and preventive monitoring uses transactional data sources and advanced analytics (early warning engine) which determines specific actions at the client level, based on the assigned monitoring classification.

Monitoring is performed by local and global risk teams and is based on customer segmentation:
•For SCIB, monitoring is initially a function of business managers and risk analysts which provide an up-to-date view of customers’ credit quality to predict a potential customer's deterioration.
•For commercial banking, institutions and SMEs assigned a credit analyst, Grupo Santander tracks customers requiring closer monitoring and review their ratings based on relevant indicators.
•Monitoring of individual customers, businesses and smaller SMEs follows a system of automatic alerts to detect shifts in portfolios’ performance.
Monitoring uses the Santander Customer Assessment Note (SCAN) tool. It helps set individual monitoring levels and frequencies, policies, and actions for customers based on credit quality and particular circumstances. In addition to monitoring customer credit quality, Grupo Santander defines control procedures to analyse portfolios and performance, as well as any deviations from planning or approved alert levels.
1.5. Credit risk mitigation techniques
Grupo Santander generally approves risk according to a borrower’s ability to make due payment, regardless of any additional collateral or personal guarantees Santander may require to modulate exposure.
To determine ability to pay, the Group analyse funds or cash flows from businesses or other regular income, not including guarantors or loan collateral which are always considered as a secondary means of recourse.
In general, guarantees are to reinforce a credit transaction and mitigate a loss if the borrower defaults. Our techniques to mitigate credit risk cover various types of customer and product. Some are for specific transactions (e.g. property) or a series of transactions (e.g. derivatives netting and collateral). Santander groups them by personal guarantees (with a solvent guarantor), collateral (mainly in primary residence mortgages) and hedges with credit derivatives.
The correct acceptance of these mitigation techniques is established by ensuring their legal enforceability in all jurisdictions. The entire process is subject to internal control and effective monitoring of the valuation of the guarantees, especially mortgages.
1.6. Collections & recoveries management
Collections & recoveries, an important area in risk management, develops a global management strategy based on local economic conditions, business models and other recovery-related particulars, with a full approach and general action lines for our subsidiaries. Recovery management follows regulatory requirements set out in the EBA Guidelines on the management of non-performing and forborne exposures.
For effective and efficient recoveries management, the area segments customers based on certain aspects, using new digital channels that help create value in Collections & Recoveries. It follows hi-tech, digital procedures to handle large groups of similar customer profiles and products; but it also adapts management for customers who need an assigned manager and tailored approach.
Collections & Recoveries splits recoveries into four phases: arrears/early delinquency, default, write-offs and foreclosed assets. To recover debt, the Group always seeks alternatives to court action, like forbearance and other arrears management techniques.
Grupo Santander also reviews debt instruments individually and treat them as write-offs (even when they’re not past due) if the Group sees signs of irreversible impairment that suggest recovery to be remote. Though this may lead us to cancel all or part of the gross carrying amount, the Group never interrupt negotiations and legal proceedings to recover debt.
In markets where the real estate risk exposure is high, Grupo Santander can take action to quickly dispose of assets, like selling off portfolios or foreclosed assets with efficient sales instruments to recover as many on-balance-sheet assets as possible.
2. Main aggregates and variations
Following are the main aggregates relating to credit risk from our activities with customers:

Main credit risk performance metrics from activity with customersA
December data
	Credit risk with customers (EUR million)B			Credit impaired loans (EUR million)			NPL ratio (%)
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Europe	624,696	639,996	636,123	14,495	15,186	19,822	2.32%	2.37%	3.12%
Spain	278,569	293,197	283,953	8,529	9,598	13,403	3.06%	3.27%	4.72%
UK	247,360	253,455	262,869	3,518	3,059	3,766	1.42%	1.21%	1.43%
Portugal	39,503	41,755	41,941	1,024	1,247	1,442	2.59%	2.99%	3.44%
Poland	39,329	33,350	33,497	1,397	1,268	1,210	3.55%	3.80%	3.61%
North America	190,720	185,614	149,792	7,805	5,629	3,632	4.09%	3.03%	2.42%
US	137,893	140,452	112,808	6,303	4,571	2,624	4.57%	3.25%	2.33%
Mexico	52,785	45,107	36,984	1,489	1,047	1,009	2.82%	2.32%	2.73%
South America	177,380	167,348	141,874	10,142	10,381	6,387	5.72%	6.20%	4.50%
Brazil	113,937	101,801	85,702	7,479	7,705	4,182	6.56%	7.57%	4.88%
Chile	46,565	47,811	41,479	2,332	2,384	1,838	5.01%	4.99%	4.43%
Argentina	3,903	5,844	5,481	78	122	198	1.99%	2.08%	3.61%
Digital Consumer Bank	135,608	125,339	116,989	2,877	2,583	2,490	2.12%	2.06%	2.13%
Corporate Centre	5,494	5,824	6,337	301	894	903	5.48%	15.35%	14.38%
Total Group	1,133,898	1,124,121	1,051,114	35,620	34,673	33,234	3.14%	3.08%	3.16%
A.Management perimeter according to the reported segments
B.Includes gross lending to customers, guarantees and documentary credits.

Key figures by geographic region are described below at 31 December 2023:
•Europe: The NPL ratio fell 5 bps to 2.32% from 2022 because impaired loans decreased significantly in the UK, and in Spain and Portugal due to the NPL portfolio sales.
•North America: The NPL ratio increased 106 bps to 4.09% from 2022, mainly due to increases at SC USA (normalization of the portfolio) and in Mexico (portfolio growth in higher return-risk segment).
•South America: The NPL ratio decreased 48 bp from 2022 to 5.72%,due to the portfolio growth in Brazil and the performance of the Chilean portfolio.
•Digital Consumer Bank: The NPL ratio increased 6 bps to 2.12%, due to a slight increase in impaired loans, not offset by portfolio growth.
In the case of delinquent operations with ICO guarantee, the transfer of the overdue guaranteed amounts will take place as the guarantee is executed, regardless of whether the guarantor is subrogated to the right to receive said amounts, according to the regulation of these guarantees. The derecognition of the transferred guaranteed amounts will entail the recognition, at its fair value, of a collection right against the guarantor.
In addition, the Group is following the measures launched by the governments of Spain, United Kingdom, Portugal and Poland, aimed at relieving the mortgage payment burden for vulnerable customers after the increase in interest rates.
Information on the estimation of impairment losses
The calculation of credit risk provisions is performed at financial asset level, estimating potential credit losses through the difference between the expected cash flows and the contractual cash flows, ensuring that the results are adequate considering the status of the transaction, economic conditions and available forward-looking information.
The IFRS 9 impairment model applies to financial assets valued at amortized cost; debt instruments valued at fair value with changes in other comprehensive income; leasing receivables; and commitments and guarantees not valued at fair value.
The portfolio of financial instruments subject to IFRS 9 has three credit risk categories (or stages) according to the status of each instrument in relation to its level of credit risk:
•Stage 1: financial instruments with no significant increase in risk since initial recognition – the impairment provision reflects expected credit losses from defaults over the twelve months from the reporting date.
•Stage 2: financial instruments with a significant credit risk increase since initial recognition but no materialized impairment event – the impairment provision reflects expected losses from defaults over the financial instrument’s residual life.
•Stage 3: financial instruments with true signs of impairment as a result of one or more events resulting in a loss – the impairment provision reflects expected losses for credit risk over the instrument’s expected residual life.
The classification of financial instrument in the IFRS 9 stages is carried out in accordance with the guidelines through the risk management policies of the subsidiaries, which are consistent with the Group's policies.
Estimation of expected loss
Grupo Santander calculates impairment losses using parameters (mainly EAD, PD, LGD and discount rate) based on internal models, the stage in which each financial asset is classified, and regulatory and management expertise. Far from being a simple adaptation, Santander defined and validated them according to specific requirements of IFRS 9 and other guidelines by regulators, supervisors and other international organizations (EBA, NCAs, BIS, GPPC, etc.), such as forward-looking information, point-in-time (PiT) vision, multiple scenarios, calculation of losses for the entire life of the transaction through lifetime PD, etc.
Determination of significant increase in credit risk
In order to determine the classification in stage 2, the Group assesses whether there has been a significant increase in credit risk (SICR) since the initial recognition of the transactions, considering a series of common principles throughout the Group that guarantee that all financial instruments are subject to this assessment, which considers the particularities of each portfolio and type of product on the basis of various quantitative and qualitative indicators. Furthermore, transactions are subject to the expert judgement of the analysts, who set the thresholds under an effective integration in management and implemented according to the approved governance.
The criteria thresholds used by the Group are based on a series of principles, and develop a set of techniques. The principles are as follows:
•Universality: all financial instruments subject to a credit rating must be assessed for their possible SICR.
•Proportionality: the definition of the SICR must take into account the particularities of each portfolio.
•Materiality: its implementation must be also consistent with the relevance of each portfolio so as not to incur in unnecessary costs or efforts.
•Holistic vision: the approach selected must be a combination of the most relevant credit risk aspects (e.g. quantitative and qualitative).
•Application of IFRS 9: the approach must take into consideration IFRS 9 characteristics, focusing on a comparison with credit risk at initial recognition, as well as considering forward-looking information.
•Risk management integration: the criteria must be consistent with those metrics considered in the day-to-day risk management.
•Documentation: Appropriate documentation must be prepared.
The techniques are summarised below:
•Stability of stage 2: in the absence of significant changes in the portfolios credit quality, the volume of assets in stage 2 should maintain a certain stability as a whole.
•Economic reasonableness: at transaction level, stage 2 is expected to be a transitional rating for exposures that could eventually move to a deteriorating credit status at some point or stage 3, as well as for exposures that have suffered credit deterioration and whose credit quality is improving and returns to stage 1.
•Predictive power: it is expected that the SICR definition avoids, as far as possible, direct migrations from stage 1 to stage 3 without having been previously classified in stage 2.
•Time in stage 2: it is expected that the exposures do not remain categorized as stage 2 for an excessive time.
The application of the aforementioned techniques, conclude in the setting of one or several thresholds for each portfolio in each geography. Likewise, these thresholds are subject to a regular review by means of calibration tests, which may entail updating the thresholds types or their values.
Identifying a significant increase in credit risk: when classifying financial instruments under stage 2, Santander considers:
•Quantitative criteria: Grupo Santander reviews and quantifies changes in the risk of default during their expected life based on their credit risk level on initial recognition.
In order to consider significant changes when financial instruments are classified in stage 2, each subsidiary has defined the quantitative thresholds of its portfolios in accordance with the Group's guidelines, ensuring a consistent interpretation in all our geographies. These thresholds can be expressed as an absolute or relative increase in the probability of default.
Within the aforementioned quantitative thresholds we consider two types: we understand a relative threshold as one that compares the current credit quality with the credit quality at the time of granting the operation in percentage terms of variation. For its part, an absolute threshold compares both references in total terms, calculating the difference between them. These absolute/relative concepts are used homogeneously (with different values) in all geographies. The calibration of these two thresholds will depend on the type of portfolio and characteristics such as the starting point of the average credit quality of the portfolio.
•Qualitative criteria: Several indicators aligned with ordinary credit risk management indicators (e.g. past due for over 30 days, forbearance, etc.). Each subsidiary defined these criteria for its portfolios. Santander supplements these qualitative criteria with expert opinions.
When the presumption of a significant deterioration of credit risk is removed, due to a sufficient improvement of the credit quality, the obligor can be re-classified to Stage 1, without any probationary period in Stage 2.
•Definition of default: Santander incorporated the new definition to provisions calculation according to the EBA’s guidelines; the Group is also considering applying it to prudential framework. In addition, the default definition and stage 3 have been aligned.
This definition considers the following criteria to classify exposures as stage 3: financial instruments with one or more payments more than 90 consecutive days past due, representing at least 1% of the client's total exposure or the identification of other criteria demonstrating, even in the absence of defaults, that it is unlikely that the counterparty is unlikely to meet all of its financial obligations.
Grupo Santander applies the default criteria to all exposures of the impaired client. Where an obligor belongs to a group, the default criteria may also be applied to all exposures of the Group.
The default classification is maintained during the 3-month test period following the disappearance of all default indicators described above, and this period is extended to one year for forbearances that have been classified as default.
•Expected life of financial instruments: Santander estimates the expected life of financial instruments according to their contractual terms (e.g. prepayments, duration, purchase options, etc.).
The contractual period (including extension options) is the maximum time frame for measuring the expected credit loss. If financial instruments have an undefined maturity period and available balance (e.g. credit cards), Santander estimates its expected life based on the total exposure period and effective management practices to mitigate exposure.
1.Forward-looking vision
To estimate expected losses, Grupo Santander requires a great deal of expert analysis as well as past, present and future data. Santander quantifies expected losses from credit events using an unbiased, weighted consideration of up to five future scenarios that could affect our ability to collect contractual cash flows. These scenarios take into account the time value of money, the relevant information available about past events and current conditions, and projections of macroeconomic factors that are considered important to estimate this amount (e.g. GDP, house prices, rate of unemployment, among others).
Santander uses forward-looking information in internal management and regulatory processes under several scenarios. The Group's guidelines and governance ensure synergy and consistency between these different processes.
2. Additional elements
Additional elements will be required when necessary because they have not been captured under the two previous elements. This has included, among others, the analysis of sectors most affected if their impacts are not sufficiently captured by the macroeconomic scenarios. Also collective analysis techniques, when the potential impairment in a group of clients cannot be identified individually.
With the elements indicated above, Grupo Santander has evaluated in each of the geographical areas the evolution of the credit quality of its customers, for the purposes of their classification in Grupo Santander financial statements.
Management overlays
During fiscal year 2023, the Group has significantly reduced its amount of overlays, homogeneously among its different concepts, mainly due to adjustments associated with uncertainties resulting from the war in Ukraine and the current macroeconomic context, as said adjustments were included in the expected loss models or are no longer required. The amount of overlays at the end of the 2023 financial year is not material.
Exposure and impaired losses
Then, considering the most relevant units of the Group (United Kingdom, Spain, United States, Brazil, also Chile, Mexico, Portugal, Poland, Argentina and Santander Consumer Finance), which represent approximately 96% of the total Group's provisions. The table below shows the impairment losses associated with each stage as of 31 December 2023, 2022 and 2021. In addition, depending on the transactions credit quality, the exposure is divided into four categories according to Standard & Poor's rating scale:

Exposure and impairment losses by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	147,065	2,261	—	149,326
From A+ to BB	421,449	13,910	—	435,359
From BB- to B-	262,954	41,237	—	304,191
CCC and below	11,829	19,376	33,838	65,043
Total exposure B	843,297	76,784	33,838	953,919
Impairment lossesC	3,592	5,055	14,131	22,778

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	172,440	1,506	—	173,946
From A+ to BB	394,084	10,601	—	404,685
From BB- to B-	272,456	32,653	—	305,109
CCC and below	11,799	21,436	32,608	65,843
Total exposureB	850,779	66,196	32,608	949,583
Impairment lossesC	3,807	5,195	13,852	22,854

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	188,434	1,844	—	190,278
From A+ to BB	377,008	11,954	—	388,962
From BB- to B-	233,779	44,292	—	278,071
CCC and below	3,746	11,878	30,711	46,335
Total exposure B	802,967	69,968	30,711	903,646
Impairment lossesC	4,149	5,103	12,873	22,125
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
The remaining units that form the totality of the Group exposure, contributed EUR 68,788 million in stage 1; EUR 1,504 million in stage 2, and EUR 658 million in stage 3 (in 2022 EUR 123,796 million in stage 1; EUR 2,902 million in stage 2, and EUR 2,064 million in stage 3. In 2021, EUR 102,631 million in stage 1; EUR 1,870 million in stage 2, and EUR 2,522 million in stage 3), and impairment losses of EUR 199 million in stage 1; EUR 73 million for stage 2, and EUR 161 million in stage 3 (in 2022, EUR 147 million, EUR 123 million and EUR 294 million and in 2021, EUR 408 million, EUR 322 million and EUR 841 million in stage 1, stage 2 and stage 3, respectively).
The remaining exposure, including all financial instruments not included before, amounts to EUR 598,385 million (EUR 538,364 million in 2022 and EUR 349,228 million in 2021), and it includes all undrawn authorized lines (loan commitments).
As of 31 December 2023, the Group had EUR 743 million net of provisions (EUR 322 million and EUR 420 million at 31 December 2022 and 2021, respectively) of purchased credit-impaired assets, which relate mainly to the business combinations carried out by the Group.
Regarding the evolution of credit risk provisions, the Group, in collaboration with the main geographical areas, monitors them by carrying out sensitivity analyses considering changes in macroeconomic scenarios and main variables that have an impact on the financial assets distribution in the different stages and calculating credit risk provisions.
Additionally, based on consistent macroeconomic scenarios, the Group also performs stress tests and sensitivity analysis in a regular basis, such as ICAAP, strategic plans, budgets and recovery and resolution plans. In this sense, a prospective view of the sensitivity of each of the Group’s loan portfolio is created in relation to the possible deviation from the base scenario, considering both the macroeconomic developments in different scenarios and the three year evolution of the business. These tests include potentially adverse and favourable scenarios.
3.Detail of the main geographical areas
Following is the risk information related to the most relevant geographies in exposure and credit risk allowances.
This information includes sensitivity analysis, consisting on simulations of +/-100 bp in the main macroeconomic variables. A set of specific and complete scenarios is used in each geography, where different shocks that affect both the reference variable as well as the rest of the parameters is simulated. These shocks collect mainly the most relevant risks and may be originated by productivity, tax, wages or exchange and interest rates factors.
Sensitivity is measured as the average variation on expected loss corresponding to the aforementioned movement of +/-100 bp. Following a conservative approach, the negative movements take into account one additional standard deviation in order to reflect the potential higher variability of losses.
3.1. United Kingdom
Portfolio overview
Credit risk with customers in the UK (excluding Santander Consumer UK and Santander London Branch) decreased year-on-year by 2.4% to EUR 247,360 million. This credit risk represents 22% of Santander’s loan portfolio is in the UK.
At 1.42%, the NPL ratio increased 21 bps in comparison to the year end of 2022, due to the increase in the default stock in companies and individuals, as well as the reduction in the total portfolio.
Mortgage portfolio
Because of its size, Grupo Santander closely monitor Santander UK’s mortgage portfolio for the entity itself and the Group.
As of 31 December 2023, the mortgage portfolio of Santander UK decreased by 5.7% in local currency to EUR 200,173 million. It comprises residential mortgages granted to new and existing customers which are first lien mortgages. There are no second or more liens on mortgaged properties.
Originations fell year on year in 2023 compared to 2022, a sign of a less active housing market on the back of interest rate hikes and a squeeze on households’ purchasing power. House prices continued to fall in 2023 as they had started to in late 2022.
Higher instalments are being mitigated, in part, by our conservative assessments of customers’ ability to pay when approving them for a mortgage. We implemented measures to help customers who were current on their payments, including those under the UK Government’s “Mortgage Carter” in June.
Under Santander's risk management principles, a property must be appraised independently before we can approve a new mortgage. In line with market practices and the law, we get updated values of properties used as mortgage collateral from an independent agency's automatic appraisal system.

Santander UK's wide range of mortgages include:
•Interest-only loans (22%): Customers pay interest every month and repay the principal at maturity. These mortgages, which are common in the UK, require borrowers to have an appropriate repayment vehicle, such as a pension plan or an investment fund. To mitigate inherent risk, Santander UK has restrictive approval requirements, such a maximum loan-to-value (LTV) ratio of 50% and an assessment of the ability to pay both interest and capital.
•Flexible loans (3%): Loan agreements allow borrowers to modify monthly payments or draw down additional funds up to a set limit under various conditions.
•Buy-to-let (9%): Buy-to-let mortgages account for a small portion of the total portfolio and are subject to strict risk approval policies.
Despite the challenging economic environment, the NPL ratio reflects the strength of the mortgage portfolio, which was stable at 1.16% at the end of December 2023 (+18 bps YoY).
At 31 December 2023, 85% of the mortgage portfolio had an LTV lower than 70%.
Information on the estimation of impairment losses
The detail of Santander's UK exposure and impairment losses associated with each of the stages at 31 December, 2023, 2022 and 2021, is shown below.
In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2023
Credit qualityA	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	46,236	1,273	—	47,509
From A+ to BB	145,884	10,850	—	156,734
From BB- to B-	13,588	13,995	—	27,583
CCC and below	0	—	3,518	3,518
Total exposureB	205,708	26,118	3,518	235,344
Impairment lossesC	172	498	396	1,066

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	85,930	827	—	86,757
From A+ to BB	118,585	7,547	—	126,132
From BB- to B-	16,831	11,093	—	27,924
CCC and below	220	978	3,059	4,257
Total exposure B	221,566	20,445	3,059	245,070
Impairment lossesC	166	529	337	1,032

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	97,388	1,015	—	98,403
From A+ to BB	113,030	8,074	—	121,104
From BB- to B-	13,063	10,657	—	23,720
CCC and below	—	943	3,508	4,451
Total exposure B	223,481	20,689	3,508	247,678
Impairment lossesC	135	372	460	967
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

For the estimation of expected losses, prospective information is taken into account. Specifically, Santander UK considers five macroeconomic scenarios, which are updated periodically. The evolution forecasted in 2023 for the next five years of the main macroeconomic indicators used by Santander UK to estimate expected losses is presented below:

	2024 - 2028
Variables	Pessimistic scenario 3	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario 1
Interest rate	4.4%	2.8%	3.9%	3.7%	3.3%
Unemployment rate	5.8%	7.3%	5.1%	4.4%	3.6%
Housing price change	-3.1%	-4.8%	-0.9%	1.7%	3.8%
GDP growth	-0.2%	0.2%	0.3%	1.2%	2.1%
Each of the macroeconomic scenarios is associated with a given weight. In terms of allocation, Santander UK associates the highest weighting to the base scenario, while it associates the lowest weightings to the most extreme or severe scenarios. In addition, at 31 December 2023, 2022 and 2021, the weights used by Santander UK reflect the future prospects of the British economy in relation to its current political and economic position so that higher weights are assigned for negative scenarios:

	2023	2022	2021
Pessimistic scenario 3	20%	20%	5%
Pessimistic scenario 2	10%	10%	20%
Pessimistic scenario 1	10%	15%	25%
Base scenario	50%	50%	45%
Optimistic scenario 1	10%	5%	5%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, as of December 2023, is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	9.5%	3.0%
100 bp	-5.9%	-2.0%
Housing price change
-100 bp	6.7%	4.6%
100 bp	-4.2%	-2.6%
Unemployment rate
-100 bp	-8.6%	-4.4%
100 bp	25.7%	7.8%

With regards to the determination of classification in stage 2, the quantitative criteria applied by Santander UK are based on identifying whether any increase in PD for the expected life of the transaction is greater than both an absolute and a relative threshold (the PD used in that assessment are adjusted to the transaction's remaining term and also annualised in order to facilitate that the thresholds defined cover the whole range of the transactions maturity dates). The relative threshold established is common to all portfolios and a transaction is considered to exceed this threshold when the PD for the entire life of the transaction increases by 100% with respect to the PD at the time of initial recognition. The absolute threshold, on the other hand, is different for each portfolio depending on the characteristics of the transactions, ranging between 360 bps and 30 bps.
In addition, for each portfolio, a series of specific qualitative criteria is defined to indicate that the exposure has experienced a significant increase in credit risk, regardless of the evolution of its PD since the time of initial recognition. Santander UK, among other criteria, considers that an operation presents a significant increase in credit risk when it presents irregular positions for more than 30 days. These criteria depend on the risk management practices of each portfolio.
3.2. Spain
Portfolio overview
Santander España’s credit risk totalled EUR 278,569 million (25%% of Grupo Santander’s total). It is appropriately diversified among products and customer segments.
The macroeconomic outlook continues to be marked by an environment of high uncertainty, both domestic and international. Economic forecasts for 2024 are being cut due to persistently high inflation, a weaker global scenario and tightening monetary conditions. The Spanish economy has been sustained largely by greater domestic demand in the face of a weaker than expected foreign sector.

In a context of growing economic weakness and increasing financing costs, bank credit remained weak during 2023. It decreased significantly in the mortgage portfolio due to the rise in interest rates, which has led to a decrease in demand for credit and an increase in the early amortization of the portfolio, and in the SME segment due to lower demand for financing and the progressive amortization of support and liquidity programs (financing lines of the Official Credit Institute - ICO). On the contrary, the portfolios of larger companies and consumption showed greater resilience despite the environment.
Total credit risk decreased 5% from December 2022. The ICO loans that were granted as a result of the pandemic (EUR 25,428 million) for which the majority of the grace periods have expired, standing at EUR 18,997 million, representing approx. 7% of Santander España total portfolio.
The credit portfolio’s NPL ratio was 3.06%, 21 bps lower than in December 2022. This decrease was due to the good performance of the portfolio motivated by the management of specific cases and portfolio sales.
The NPL coverage ratio remained at 49% (-2 bps year-on-year). The cost of credit remained stable at 0.62% (+1 bps vs. December 2022).
Residential mortgage portfolio
Residential mortgages in Spain, including Santander Consumer Finance business, amounted to EUR 61,097 million in 2023 (EUR 63,688 million and EUR 62,324 million in 2022 and 2021, respectively), 99.65% of which have a mortgage guarantee (99.55% and 99.33% in 2022 and 2021, respectively).

	2023
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	61,097	924
Without mortgage guarantee	215	16
With mortgage guarantee	60,882	908

	2022
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	63,688	1,088
Without mortgage guarantee	288	24
With mortgage guarantee	63,400	1,064

	2021
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	62,324	1,860
Without mortgage guarantee	419	115
With mortgage guarantee	61,905	1,745
The mortgage portfolio for the acquisition of homes in Spain is characterised by its medium-low risk profile, which limits expectations of any potential additional impairment:
•Principal is repaid on all mortgages from the start.
•Early repayment is common so the average life of the transaction is well below that of the contract.
•High quality of collateral, concentrated almost exclusively in financing for first homes.
•The average affordability rate stood at 24% (26% and 27% in 2022 and 2021, respectively).
•The 95% of the portfolio has a LTV below 80% calculated as total risk/latest available house appraisal.
•All customers applying for a residential mortgage are subject to a rigorous credit risk and viability assessment, analysing whether their income is sufficient to meet all repayments and will remain stable over the term of the loan.
The NPL ratio for the residential mortgages portfolio stood at 1.49%, with a reduction of 19 bps, compared to 31 December 2022, mainly due to by portfolio sales.
Starting in mid-2022, the rise in the EURIBOR translated into increases in the instalments paid by clients with variable mortgages (approximately 75% of the portfolio). This increase is partially mitigated by the conservative evaluation of payment capacity made at the time of admission.

Breakdown of the credit with mortgage guarantee to households for house acquisition, according to the percentage that the total risk represents on the amount of the latest available valuation (loan to value):

	2023
	Loan to value ratio
EUR Million	Less than or equal to 40%	More than 40% and less than 60%	More than 60% and less than 80%	More than 80% and less than or equal to 100%	More than 100%	Total
Gross amount	18,728	20,720	18,083	2,294	1,057	60,882
Of which impaired	131	192	199	151	235	908
In November 2022, Royal Decree-Law 19/2022 was published, which establishes a Code of Good Practices in response to the rise in interest rates on mortgage loans for primary residences and Royal Decree-Law 6/2012 of protection measures for mortgage debtors without resources. The code of good practices is focused on granting capital grace periods and extending the term of the operations. At 31 December 2023, the requests made have not been significant.
Corporate & SME financing
Credit risk with SME and corporates in commercial banking amounted to EUR 107,613 million, 4.7% lower than in December 2022, mainly due to the fall in the portfolio of SMEs of 6.1%. This is Santander Spain's main lending segment, accounting for 39% of the total, compared to 35% of CIB's portfolio, which from 2022 includes branches in Europe.
Most of the portfolio corresponds to clients who have been assigned a credit analyst, who performs continuous management of said clients during all phases of the risk cycle.
The portfolio is broadly diversified and not concentrated by sector of activity.
Santander Spain has continued to rely on its support and proximity to SMEs and the self-employed and has positioned itself as the leading entity in ICO Loans in 2023 with a share of 39%. The majority of this financing was allocated to the ICO Companies and Entrepreneurs Lines and the ICO International Line. ICO financing represents around 35% of the SME portfolio, and its performance is as expected thanks to our robust risk management policies.
The portfolio’s NPL ratio stood at 5.27% in December 2023. The NPL ratio decreased by 45 bps compared to December 2022, due to a reduction in the delinquency stock in SMEs, due to the proactive management of delinquent positions with the support of portfolio sales.
Real estate activity
Santander has specialized teams that are in charge of managing real estate business production and risk areas that cover the entire life cycle of these operations.

The changes in gross property development loans to customers were as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	2,327	2,625	2,871
Foreclosed assets	(1)	—	(1)
Net variation	115	(295)	(230)
Written-off assets	(8)	(3)	(15)
Balance at end of year	2,433	2,327	2,625

The NPL ratio of this portfolio ended the year at 3.04% (compared with 4.04% and 5.07% at December 2022 and 2021, respectively) due to the decrease of non-performing assets in the troubled loan portfolio and, in particular, to the sharp reduction in lending in this segment. The table below shows the distribution of the portfolio. The coverage ratio of the real estate doubtful exposure in Spain stands at 39.19% (35.11% and 30.08% in 2022 and 2021, respectively).

	2023
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,433	259	40
Of which impaired	74	5	29
Memorandum items written-off assets	346	—	—

Memorandum items: Data from the public consolidated balance sheet
2023
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	241,695
Total consolidated assets (Total business) (Book value)	1,797,062
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,230
At year-end, the distribution of this portfolio was as follows:

2023
EUR Million	Loans: gross amount
1. Without mortgage guarantee	16
2. With mortgage guarantee	2,417
2.1 Completed buildings	1,032
2.1.1 Residential	642
2.1.2 Other	390
2.2 Buildings and other constructions under construction	1,364
2.2.1 Residential	1,292
2.2.2 Other	72
2.3 Land	21
2.3.1 Developed consolidated land	14
2.3.2 Other land	7
Total	2,433
Policies and strategies in place for the management of these risks
The policies in force for the management of this portfolio are periodically reviewed and approved on a regular basis by Santander's senior management.
As has already been disclosed in this section, the Group’s anticipatory management of these risks enabled it to significantly reduce its exposure, and it has a granular, geographically diversified portfolio in which the financing of second residences accounts for a very small proportion of the total.
Mortgage lending on non-urban land represents a low percentage of mortgage exposure to land, while the remainder relates to land already classified as urban or approved for development.
The significant reduction of exposure in the case of residential financing projects in which the construction work has already been completed was based on various actions. As well as the specialised marketing channels already in existence, campaigns were carried out with the support of specific teams of managers for this function who, in the case of the Santander network, were directly supervised by the recoveries business area. These campaigns, which involved the direct management of the projects with property developers and purchasers, reducing sale prices and adapting the lending conditions to the buyers’ needs, enabled loans already in force to be subrogated. These subrogations enable to diversify its risk in a business segment that displays a clearly lower non-performing loans ratio.
In the case of construction-phase projects that are experiencing difficulties of any kind, the policy adopted is to complete the construction work so as to obtain completed buildings that can be sold in the market. To achieve this aim, the projects are analysed on a case-by-case basis in order to adopt the most effective series of measures for each case (structured payments to suppliers to ensure completion of the work, specific schedules for drawing down amounts, etc.).
For the real estate business production, the admission processes are managed by specialized teams that work in direct coordination with the commercial teams, with clearly defined policies and criteria:
•Property developers with a robust solvency profile and a proven track record in the market.
•Medium-high level projects, conducting to contracted demand and significant cities.
•Strict criteria regarding the specific parameters of the transactions: exclusive financing for the construction cost, high percentages of accredited sales, principal residence financing, etc.
•Support of financing of government-subsidised housing, with accredited sales percentages.
•Restricted financing of land purchases dealt with exceptional nature.
In addition to the permanent control performed by its risk monitoring teams, the Group has a specialist technical unit that monitors and controls this portfolio with regard to the stage of completion of construction work, planning compliance and sales control, and validates and controls progress billing payments. The Group has created a set of specific tools for this function. All mortgage distributions, amounts drawn down of any kind, changes made to the grace periods, etc. are authorised on a centralised basis.
Foreclosed properties
At 31 December 2023, the net balance of these assets amounted to EUR 2,448 million (EUR 2,971 million and EUR 3,591 million at 31 December 2022 and 2021, respectively), gross amount of EUR 5,506 million (EUR 6,422 million and EUR 7,364 million at 31 December 2022 and 2021, respectively); recognised allowance of EUR 3,058 million (EUR 3,451 million and EUR 3,773 million at 31 December 2022 and 2021, respectively).
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2023:

	2023
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	4,901	2,801	2,072	2,100
Of which:
Completed buildings	1,054	615	519	439
Residential	224	111	89	113
Other	830	504	430	326
Buildings under construction	101	45	36	56
Residential	12	9	6	3
Other	89	36	30	53
Land	3,746	2,141	1,517	1,605
Developed land	1,107	589	366	518
Other land	2,639	1,552	1,151	1,087
Property assets from home purchase mortgage loans to households	473	197	131	276
Other foreclosed property assets	132	60	46	72
Total property assets	5,506	3,058	2,249	2,448
In addition, the Group has shareholdings in entities holding foreclosed assets amounting to EUR 179 million (mainly Project Quasar Investment 2017, S.L. with EUR 155 million), and equity instruments foreclosed or received in payment of debts amounting to EUR 14 million.
In recent years, the Group has considered foreclosure to be a more efficient method for resolving cases of default than legal proceedings. The Group initially recognises foreclosed assets at the lower of the carrying amount of the debt (net of provisions) and the fair value of the foreclosed asset (less estimated costs to sell). Subsequent to initial recognition, the assets are measured at the lower of fair value (less costs to sell) and the amount initially recognised.
The fair value of this type of assets is determined by the market value (appraisal) adjusted with discounts obtained according to internal valuation methodologies based on the entity's sales experience in goods with similar characteristics.
The management of real estate assets on the balance sheet is carried out through companies specializing in the sale of real estate that is complemented by the structure of the commercial network. The sale is realised with at prices in accordance with the market situation and the offer of wholesale buyers.
The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2023	2022	2021
Gross additions	0.3	0.2	0.4
Disposals	(1.2)	(1.3)	(1.1)
Difference	(0.9)	(1.1)	(0.7)

Information on the estimation of impairment losses
The detail of Santander Spain exposure and impairment losses associated with each of the stages at 31 December, 2023, 2022 and 2021, is shown below. In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	46,827	48	—	46,875
From A+ to BB	101,079	780	—	101,859
From BB- to B-	33,905	9,789	—	43,694
CCC and below	1,513	4,517	7,536	13,566
Total exposureB	183,324	15,134	7,536	205,994
Impairment lossesC	300	663	2,959	3,922

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	37,133	447	—	37,580
From A+ to BB	107,667	282	—	107,949
From BB- to B-	46,296	6,388	—	52,684
CCC and below	253	5,234	8,893	14,380
Total exposureB	191,349	12,351	8,893	212,593
Impairment lossesC	507	666	3,472	4,645

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	43,978	352	—	44,330
From A+ to BB	109,142	555	—	109,697
From BB- to B-	33,104	11,716	—	44,820
CCC and below	336	5,008	13,762	19,106
Total exposureB	186,353	15,647	12,761	214,761
Impairment lossesC	422	580	5,005	6,007
A.Detail of credit quality ratings calculated for Group management purposes. Excluding the SCIB branches business
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

For the estimation of the expected losses, the prospective information is taken into account. Specifically, Santander Spain considers three macroeconomic scenarios, which are updated periodically. The projected evolution for a period of five years of the main macroeconomic indicators used by Santander Spain for estimating expected losses as of 2023, is presented below:

	2024-2028
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	3.6%	3.1%	3.0%
Unemployment rate	14.3%	11.0%	9.5%
Housing price change	0.5%	2.1%	2.6%
GDP growth	0.0%	1.5%	2.7%
Each macroeconomic scenarios is associated with a given weight. As for its allocation, Santander Spain associates the Base scenario with the highest weight, while associating the lower weights to the most extreme scenarios:

	2023	2022	2021
Pessimistic scenario	30%	30%	30%
Base scenario	40%	40%	40%
Optimistic scenario 1	30%	30%	30%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, at December 31 2023, is as follows:

	Change in Provision
	Mortgages	Corporates	Others
GDP Growth
-100 bp	4.1%	3.3%	3.7%
100 bp	-1.9%	-1.2%	-2.2%
Housing price change
-100 bp	3.1%	2.5%	4.2%
100 bp	-2.1%	-1.2%	-2.1%
Regarding the stage 2 classification determination, the quantitative criteria applied in Santander Spain are based on identifying whether any increase in the PD for the entire expected life of the operation is greater than a relative or absolute threshold. The established threshold is different for each portfolio depending on the characteristics of the operations, and an operation is considered to exceed said threshold when the PD for the entire life of the operation increases a certain amount over the PD it had at the time of initial recognition. The values of these thresholds depend on their calibration, carried out periodically, as indicated in previous paragraphs. Additionally, Santander Spain has implemented a backstop to the relative threshold in all portfolios. Consequently, contracts whose current PD has increased more than twice with respect to its PD at the time of its origination will be classified in phase 2.
In addition, a series of specific qualitative criteria are defined that indicate that the exposure has had a significant increase in credit risk, regardless of the evolution of its PD since the moment of initial recognition. Santander Spain, among other criteria, considers that an operation presents a significant increase in risk when it presents irregular positions for more than 30 days or if it is determined based on a system of Early Warning Indicators (EWIs).

3.3. United States
Portfolio overview
Santander US’s credit risk increased to EUR 137,893 million at the end of December 2023. It makes up 12.2% of Grupo Santander's total credit risk.
As of December 2023, Santander US credit investment dropped 1.8% compared to 2022, mainly due to SCUSA and SBNA Individuals portfolios..
Once the fiscal stimuli were withdrawn and after several increases in interest rates, the NPL rate grew to 4.57% (+132 bps in the year) due to a higher stock of delinquencies in SC USA, and the cost of risk increased up to 1.92% (+57 bp in the year).
Santander US includes the following business units:
Santander Bank, National Association (SBNA)
In 2023 lending amounted 58,826 million euros (representing 5% of the Group's credit risk) and presents a reduction of 9.1% in 2023, mainly due to the transfer of the CIB portfolio to the New York branch. Excluding the exchange rate effect, the portfolio decreased by 6.0%.
Its activity is focused on commercial banking with 88% of the portfolio distributed in individuals (51%), and approximately 49% in corporates. To optimize profitability and growth opportunities, the retail segment focuses on the financing of consumer loans, as well as automobile financing and leasing, leaving aside the origination of mortgage loans and loans and lines of credit associated with mortgage guarantees. .
The NPL ratio increased to 1.64% (+56 bp in the year) as of December 2023 the cost of credit increased to 0.98% once the provisions were normalized after the extraordinary releases of 2022 that were favoured by the fiscal support and stimulus programs still in force at that time.
Information on the estimation of impairment losses
The detail of Santander Bank, National Association exposure and impairment losses associated with each of the stages at 31 December, 2023, 2022 and 2021, is shown below. In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	4,834	76	—	4,910
From A+ to BB	20,468	459	—	20,926
From BB- to B-	25,312	3,439	—	28,751
CCC and below	52	450	894	1,396
Total exposureB	50,665	4,424	894	55,983
Impairment lossesC	409	335	141	885

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	6,884	145	—	7,029
From A+ to BB	20,768	366	—	21,134
From BB- to B-	30,359	2,225	—	32,584
CCC and below	308	558	459	1,325
Total exposureB	58,319	3,294	459	62,072
Impairment lossesC	392	241	74	707

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	8,811	124	—	8,935
From A+ to BB	29,379	1,033	—	30,412
From BB- to B-	12,193	2,756	—	14,949
CCC and below	19	361	477	857
Total exposure B	50,402	4,274	477	55,153
Impairment lossesC	263	314	45	622
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
For the estimation of expected losses, prospective information is taken into account. Specifically, Santander Bank, National Association considers four macroeconomic scenarios, which are updated periodically. The evolution projected in 2023 for a period of five years of the main macroeconomic indicators used Santander Bank, National Association to estimate expected losses is presented below:

	2024 - 2028
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	2.4%	3.1%	3.4%	3.7%
Unemployment rate	5.9%	4.6%	4.1%	3.3%
House price change	-0.7%	-0.2%	0.3%	1.0%
GDP growth	1.6%	2.0%	1.8%	2.6%
Manheim growthA	-1.6%	-1.5%	-1.6%	-1.3%
A. US used vehicle price car index.
Each of the macroeconomic scenarios is associated with a given weight. As for its allocation, Santander Bank, National Association associates the highest weighting to the Base scenario, while associates the lowest weightings to the most extreme scenarios:

	2023	2022	2021
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios as of 2023 is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	9.9%	8.7%
100 bp	-7.5%	-6.4%
Housing price change
-100 bp	11.3%	10.7%
100 bp	-7.4%	-6.9%
Unemployment rate
-100 bp	-30.3%	-23.8%
100 bp	35.9%	30.1%
In relation to the Stage 2 classification determination, the quantitative criteria applied at SBNA for retail portfolios uses the FICO (Fair Isaac Corporation) score at the time of origination and its current value, establishing different absolute threshold for each portfolio according to their characteristics. A SICR implies changes in that score ranging from 120 bp to 20 bp.
In the case of wholesale portfolios, SBNA uses the transaction's rating as a reference for its PD, taking into account its rating at the time of origination and its current rating, setting absolute thresholds for the different rating bands that depend on each portfolio characteristics.

Additionally, for each portfolio, a series of specific qualitative criteria are defined, which indicate that the exposure has experienced a significant increase in credit risk, regardless of the evolution of its PD since the initial recognition. Santander Bank, National Association, among other criteria, considers that a transaction presents a significant increase in credit risk when it has arrears positions for more than 30 days or if it is determined based on a system of Early Warning Indicators (EWIs).
Santander Consumer USA Inc.
Santander Consumer USA Inc. (SC USA) presents higher risk indicators than other Santander US units due to the nature of its business, which focuses on auto finance via loans and leasing.
At 31 December 2023, lending amounted to EUR 28,876 million (representing 3% of the Group) and presents a reduction of 9.6% in 2023. Excluding the exchange rate effect, the portfolio decreased by 6.5%.
The focus continues to be on managing the relationship between profitability and risk, via management of prices adjusted to the credit quality of the customer/transaction, while improving the dealers' experience. Originations in the auto portfolio did not grow compared to the previous year, as a reflection of the restriction in the supply of new vehicles and the revaluation of used vehicles compared to the levels of previous years.
As of December 2023, the cost of credit is following a normalization trend, from the artificially good situation of previous years, due to government support and stimulus programs. Regarding the NPL ratio, it increased to 18.26% (+615 bp in the year); and the cost of credit stood at 6.41% (+173 bp YoY). Non-performing coverage ratio fell to 63% (-24 pp in the year), in line with the percentages of transfers from default to bad debts, which are at historically low levels.
Information on the estimation of impairment losses
The detail of Santander Consumer USA Holding Inc. exposure and impairment losses associated with each of the stages at 31 December 2023, 2022 and 2021, is shown below. In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	99	—	—	99
From BB- to B-	12,120	395	—	12,515
CCC and below	6,754	4,237	5,272	16,263
Total exposure B	18,973	4,632	5,272	28,877
Impairment lossesC	597	1,019	1,712	3,327

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	171	—	—	171
From BB- to B-	14,564	512	—	15,076
CCC and below	7,735	5,108	3,870	16,713
Total exposure B	22,470	5,620	3,870	31,960
Impairment lossesC	672	1,232	1,452	3,356

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	417	4	—	421
From A+ to BB	800	35	—	835
From BB- to B-	18,655	5,930	—	24,585
CCC and below	222	1,931	1,658	3,811
Total exposure B	20,094	7,900	1,658	29,652
Impairment lossesC	524	1,741	572	2,837
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
For the expected losses estimation, prospective information should be taken into account. Specifically, Santander Consumer USA Holdings Inc. considers four macroeconomic scenarios, periodically updated over a 5-year time horizon.
The evolution forecasted in 2023 for a period of five years of the main macroeconomic indicators used by in Santander Consumer USA Holdings Inc in the estimation of expected losses is shown below:

	2024 - 2028
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	2.4%	3.1%	3.4%	3.7%
Unemployment rate	5.9%	4.6%	4.1%	3.3%
House price change	-0.7%	-0.2%	0.3%	1.0%
GDP growth	1.6%	2.0%	1.8%	2.6%
ManheimA index	-1.6%	-1.5%	-1.6%	-1.3%
A. US used vehicle price car index.
Each of the macroeconomic scenarios is associated with a given weight. Santander Consumer USA Inc. associates the highest weighting to the Base scenario, whereas it associates the lowest weightings to the most extreme or acid scenarios:

	2023	2022	2020
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios at the end of 2023 is as follows:

Change in provision
SC Auto
Manheim index
-100 bp	0.8%
100 bp	-0.7%
Unemployment Rate
-100 bp	-3.7%
100 bp	4.0%
House Price Change
-100 bp	1.6%
100 bp	-1.2%
GDP growth
-100 bp	1.4%
100 bp	-1.1%
In relation to the stage 2 classification determination, the quantitative criteria applied at SC USA uses the FICO (Fair Isaac Corporation) score at the time of origination and its current value, establishing different absolute threshold for each portfolio according to their characteristics.
Additionally, for each portfolio, a series of specific qualitative criteria are defined, which indicate that the exposure has had a significant increase in credit risk, regardless of the evolution of its PD since the initial recognition. Santander Consumer USA Holdings Inc. among other criteria, considers that a transaction presents a significant increase in credit risk when it has irregular positions for more than 30 days. These criteria depend on the risk management practices of each portfolio.
3.4. Banco Santander (Brasil) S.A.
Portfolio overview
Santander Brasil's credit risk amounted to EUR 113,937 million. It increased by 11.9% from 2022. Minus the exchange rate effect, it grew by 6.3%. As of December 2023, Santander Brasil accounts for 10% of Grupo Santander's loan book.
The Brazilian economy has experienced a slow but continuous recovery, which has slowed down, although the labour market continued to show great resilience as did exports.
Lending to individual observed moderate growth, with a focus on guaranteed portfolios, despite the restrictive measures implemented due to the deterioration of the macroeconomic situation since the second half of 2021. At Santander Auto, the alliance with Stellantis is expected to represent a relevant accelerator of vehicle production given that it is the main brand in Brazil, with 32% market share. The improvement observed in new production is already beginning to be reflected in metrics at the portfolio level, through the earliest irregularity indicators.
SME lending, which represents 10% of the total risk, the restrictive admission measures adopted since the end of 2021 were maintained, also incorporating some additional ones, especially in the risk profiles with the worst behaviour, reviewing the strategies to ensure quality credit at budgeted levels, which was achieved during the year, avoiding deterioration in risk metrics.
Regarding lending to corporates, the volume has grown above expectations (as of December 23), showing robust and constant growth. This portfolio growth has been achieved by maintaining stable credit profile and profitability.
The NPL rate went from 7.57% in December 2022 to 6.56% in December 2023, and the coverage ratio increased from 80% to 85%.
As of 31 December 2023 loan-loss provisions reached EUR 4,701 million, a 6.4% year-on-year increase (excluding the effect of the exchange rate, the increase would remain at 6%) Cost of risk rose from 4.79% in 2022 to 4.77% in 2023.
Information on the estimation of impairment losses
The detail of Banco Santander (Brasil) S.A. exposure and impairment losses associated with each of the stages at 31 December 2023, 2022 and 2021, is shown below. In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses
EUR million	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	20,670	468	—	21,138
From A+ to BB	38,869	751	—	39,620
From BB- to B-	36,107	4,177	—	40,284
CCC and below	1,153	3,735	7,479	12,367
Total exposureB	96,799	9,131	7,479	113,409
Impairment lossesC	722	1,078	4,538	6,338

Exposure and impairment losses
EUR million	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	18,033	41	—	18,074
From A+ to BB	35,902	342	—	36,244
From BB- to B-	31,269	3,195	—	34,464
CCC and below	432	4,547	7,705	12,684
Total exposureB	85,636	8,125	7,705	101,466
Impairment lossesC	575	1,219	4,334	6,128

Exposure and impairment losses
EUR million	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	22,555	296	—	22,851
From A+ to BB	24,003	280	—	24,283
From BB- to B-	27,040	2,241	—	29,281
CCC and below	1,542	2,544	4,182	8,268
Total exposureB	75,140	5,361	4,182	84,683
Impairment lossesC	1,232	909	2,510	4,651
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
For the expected losses estimation, prospective information is taken into account. Particularly, Santander Brazil considers three macroeconomic scenarios, periodically updated. The evolution for a period of five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows:

	2024-2028
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate (annual averaged)	10.8%	8.4%	6.6%
Unemployment rate	10.6%	8.4%	6.2%
House price change	1.8%	3.8%	5.6%
GDP growth	0.0%	1.8%	3.0%
Burden income	26.6%	24.3%	23.0%
Each macroeconomic scenario is associated with a given weight. Regarding its assignation, Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

	2023	2022	2021
Pessimistic scenario	10%	10%	10%
Base scenario	80%	80%	80%
Optimistic scenario	10%	10%	10%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is at the end of 2023 as follows:

	Change in provision
	Consumer	Corporate	Other
GDP growth
-100 bp	1.1%	3.2%	1.8%
100 bp	-0.6%	-1.8%	-0.8%
Unemployment rate
-100 bp	-0.3%	-0.6%	-0.5%
100 bp	1.4%	3.7%	2.3%
Interest rate (SELIC)
-100 bp	-1.4%	-5.2%	-1.8%
100 bp	2.7%	6.2%	4.1%
Regarding the stage 2 classification determination, Santander Brazil analyses whether any increase in the PD for the expected entire life of the operation is greater than the combination of an absolute and a relative threshold. The established threshold is different for each portfolio depending on the characteristics of the operations, and an operation is considered to exceed said threshold when the PD for the entire life of the operation increases a certain amount over the PD it had at the time of initial recognition. The values of these absolute and relative thresholds depend on their calibration, carried out periodically, as well as the type of portfolio they affect. Additionally, Santander Brasil plans to introduce in February 2024 a backstop of 200% to the relative threshold of all portfolios
In addition, for every portfolio, a set of specific qualitative criteria are defined to indicate that the exposure to credit risk has significantly risen, regardless of the evolution of its PD since the initial recognition. Santander Brazil, among other criteria, considers that an operation involves a significant increase in credit risk when it presents irregular positions for more than 30 days or if it is determined based on a system of Early Warning Indicators (EWI).
4. Other credit risk aspects
4.1. Credit risk by activity in the financial markets
This section covers credit risk from treasury, with money market financing and counterparty risk products to satisfy the needs of customers (especially credit institutions) and the Group.
Counterparty credit risk is the risk that a customer will default before the final settlement of a transaction’s cash flows. It creates a bilateral credit risk because it can affect both parties to a transaction. It is also uncertain because it depends on market factors, which can be volatile.
Grupo Santander manages counterparties with several credit risk models based on their characteristics and needs. Model segmentation is by business and risk treatment and based on counterparty disclosures as well as the credit risk cycle. The exposure that the counterparty credit risk model covers includes derivatives contracts, repurchase agreements, securities and commodities lending, long settlements and margin lending.
An infrastructure that can quickly and dynamically measure current and potential exposure with various degrees of aggregation and granularity to generate detailed reports is important for decision-making.
To measure exposure, Santander uses two methods: “Mark-to-market” (MtM) (replacement cost of derivatives), plus potential future exposure (“add-on”); and the Monte Carlo simulation for certain countries and products. In addition, Santander calculates capital at risk and unexpected loss (e.g. economic capital, net of collateral and recoveries, after deducting expected loss).
At market close, Santander recalculates its exposure by adjusting transactions to a new time horizon, adapting potential future exposure, and applying netting, collateral and other mitigants. That way, Santander can check exposure daily against the limits approved by senior management within risk appetite. For risk control, the Group uses a real-time integrated system that shows the exposure limit with a counterparty, for any product and term, in all subsidiaries.
As part of the exposure to counterparty credit risk, an additional risk known as wrong-way risk may arise. This risk is the one that arises in the event that the exposure with a portfolio or with a counterparty increases when its credit quality deteriorates. That is, wrong-way risk exists when there is an increase in the risk of default and, as a consequence, the exposure we have with the counterparty increases. Santander has specific models to measure this risk.
Regarding settlement risk, this occurs when the settlement of a transaction involves a bilateral exchange of flows or assets between two counterparties, and there is a risk that one of the parties will fail to comply with their settlement commitments. To measure this risk, Santander has developed a global infrastructure and specific models.
4.2. Concentration risk
Concentration risk control is a vital part of our management. The Group continuously monitors the degree of concentration of its credit risk portfolios using various criteria: geographic areas and countries, economic sectors and groups of customers.
The board, via the risk appetite framework, determines the maximum levels of concentration.
In line with these maximum levels and limits, the executive risk committee establishes the risk policies and reviews the appropriate exposure levels for the effective management of the degree of concentration in Santander’s credit risk portfolios.
Grupo Santander must adhere to the regulation on large risks contained in the CRR, according to which the exposure contracted by an entity with a customer or group of associated customers will be considered a large exposure when its value is equal to or greater than 10% of eligible capital.
In addition, in order to limit large exposures, no entity may assume exposures exceeding 25% of its eligible capital with a single customer or group of associated customers, having factored in the credit risk mitigation effect contained in the regulation.
At the end of December, after applying risk mitigation techniques, no group reaches the above-mentioned thresholds.
Regulatory credit exposure with the 20 largest groups within the scope of large risks represented 5.6% of the outstanding credit risk with customers (lending to customers plus off-balance sheet risks) as of December 2023. While the regulatory credit exposure with the 40 largest groups represents 8.5% of the credit risk.

The detail, by activity and geographical area of the Group's risk concentration at 31 December 2023 is as follows:

EUR million
	2023A
	Total	Spain	Other EU countries	America	Rest of the world
Central banks and Credit institutions	379,533	99,186	69,692	132,573	78,082
Public sector	215,038	56,158	51,160	96,477	11,243
Of which:
Central government	186,872	43,442	45,469	87,217	10,744
Other central government	28,166	12,716	5,691	9,260	499
Other financial institutions (financial business activity)	158,730	15,578	44,480	60,321	38,351
Non-financial companies and individual entrepreneurs (non-financial business activity) (broken down by purpose)	455,926	109,246	106,328	179,349	61,003
Of which:
Construction and property development	20,621	3,318	4,189	7,561	5,553
Civil engineering construction	5,538	2,354	1,740	1,257	187
Large companies	282,357	48,777	61,506	126,207	45,867
SMEs and individual entrepreneurs	147,410	54,797	38,893	44,324	9,396
Households – other (broken down by purpose)	564,425	88,660	103,380	148,026	224,359
Of which:
Residential	352,478	63,294	36,480	47,347	205,357
Consumer loans	192,960	17,428	64,084	94,805	16,643
Other purposes	18,987	7,938	2,816	5,874	2,359
Total	1,773,652	368,828	375,040	616,746	413,038
A.For the purposes of this table, the definition of risk includes the following items in the public balance sheet: 'Loans and advances to credit institutions', 'Loans and advances to Central Banks', 'Loans and advances to Customers', 'Debt securities', 'Equity Instruments', 'Trading Derivatives', 'Hedging derivatives', 'Investments and financial guarantees given'.
4.3 Sectors identification and management
Grupo Santander conducts a quarterly review of exposure to customers operating in sectors that could be more affected by macroeconomic conditions (energy consumption, commodity prices, and key macroeconomic variables). This monitoring is complemented by the use of internal tools that allow projecting the behaviour and evolution of clients in each sector under different macroeconomic scenarios. Additionally, this process considers, among other things, the following information at the sector level:
•Market information: Industries’ stock market performance.
•Analysts’ EBITDA forecasts for the coming years.
•Internal information: Changes in credit exposure, defaults (in different timelines) and stagings.
•Our industry experts’ opinion, based on specific details about our exposures and our relationships with customers
4.4. Sovereign risk and exposure to other public sector entities
Sovereign risk occurs in transactions with a central bank. It includes the regulatory cash reserve, issuer risk with the Treasury (public debt portfolio) and risk from transactions with government institutions whose funding only come from the state’s budgetary revenue and not commercial operations.
Grupo Santander's standard for sovereign risk differs somewhat from the European Banking Authority's (EBA) standard for regular stress testing. In particular, the EBA does not consider deposits with central banks, exposures with insurance companies or indirect exposures from guarantees and other financial instruments. However, its standard does generally include entities run by regional, local and central governments.
Santander continues to track and manage transactions with sovereign risk based on available information, such as reports by rating agencies and international organizations. Grupo Santander monitors each country where the Group has cross-border[1] and sovereign risk. Santander analyses events that could affect the country’s political or institutional stability and assign its government or central bank a credit rating. This helps us set limits for transactions with sovereign risk.
At the end of December, Grupo Santander´s local sovereign exposure, in currencies other than the official currency of the country of issuance, is not significant (EUR 4,404 million, 1.1% of total sovereign risk) according to our management criteria. Furthermore, exposure to non-local sovereign issuers involving cross-border risk is even less significant (EUR 11,085 million, 2.7% of total sovereign risk). Sovereign exposure in Latin America is mostly in local currency, and is recognised in the local accounts and concentrated in short- term maturities.
Over the past few years, total exposure to sovereign risk has remained in line with regulatory requirements and our strategy to manage this portfolio.
The shifts observed in the different countries exposure is due to our liquidity management strategy and the hedging of interest and exchange rates risks. Santander's exposure spreads among countries with varied macroeconomic outlooks and dissimilar scenarios in terms of growth, interest and exchange rates.
Our investment strategy for sovereign risk considers country’s credit quality to set the maximum exposure limitsA:

	2023	2022	2021
AAA	18%	27%	15%
AA	19%	19%	32%
A	41%	34%	26%
BBB	12%	11%	11%
Less than BBB	10%	9%	16%
A.Internal ratings are applied.
Sovereign exposure at the end of 31 December 2023 is shown in the table below (data in million euros):

	2023					2022
	Portfolio
Country	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Non-trading financial assets mandatorily at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	4,996	97	34,534	—	39,627	29,095
Portugal	462	1,247	5,150	—	6,859	5,456
Italy	(2,187)	415	7,366	—	5,594	7,415
Greece	—	—	—	—	—	—
Ireland	—	—	—	—	—	—
Rest Eurozone	2,899	604	4,621	—	8,124	5,651
UK	1,261	607	1,919	—	3,787	2,106
Poland	194	6,340	4,733	—	11,267	8,715
Rest of Europe	16	2,467	310	—	2,793	132
US	2,049	5,253	14,002	—	21,304	23,298
Brazil	11,715	10,273	5,745	—	27,733	23,728
Mexico	3,311	12,075	5,439	—	20,825	17,306
Chile	97	1,040	5,148	—	6,285	6,485
Rest of America	277	543	1,430	—	2,250	1,964
Rest of the World	229	2,843	1,455	—	4,527	3,542
TOTAL	25,319	43,804	91,852	—	160,975	134,893
5. Forborne loan portfolio
The customer debt redirection policy incorporates the regulatory requirements of the EBA guidelines on the management of non-performing exposures, refinancing and restructuring. This policy acts as a reference for the transposition in our subsidiaries and shares the applicable supervisory expectations.
This policy also sets down rigorous criteria for evaluating, classifying and monitoring forbearances to ensure the strictest possible care and diligence in recovering due amounts. Thus, it dictates that Santander must adapt payment obligations to customers' current circumstances. Our forbearance policy also defines classification criteria to ensure Grupo Santander recognizes risks appropriately. They must remain classified as non-performing or in watch-list for a prudential period for reasonable certainty of repayment. In no case will repayments be used to delay the immediate recognition of losses or so that their use distorts the timely recognition of the risk of non-payment.
At 31 December 2023, forbearance stock fell again and stood at EUR 31,963 million, due to the good payment behaviour in the main geographies. In terms of credit quality, 47% of the loans is classified as credit impaired, with a coverage ratio of 44%. In addition, 53% of the portfolio is classified as performing.
The following terms are used with the meanings specified below:
•Refinancing transaction: transaction that is granted or used, for reasons relating to current or foreseeable financial difficulties of the borrower, to repay one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the borrowers of the cancelled or refinanced transactions to repay their debt (principal and interest) because they are unable, or might foreseeably become unable, to comply with the conditions there of in due time and form.
•Restructured transaction: transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the borrower, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the borrower is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2023
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	12,851	437	37	5	2	—	4
Other financial institutions and: individual shareholder	1,011	258	833	285	38	182	58
Non-financial institutions and individual shareholder	728,123	7,709	61,110	6,977	4,079	1,461	3,543
Of which financing for constructions and property development	14,236	106	2,035	506	415	41	134
Other warehouses	4,400,346	6,107	507,378	10,185	4,602	4,043	4,484
Total	5,142,331	14,511	569,358	17,452	8,721	5,686	8,089
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2023
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	7	3	7	1	1	—	3
Other financial institutions and: individual shareholder	472	25	428	107	21	51	50
Non-financial institutions and individual shareholder	385,859	3,307	37,225	3,751	2,134	709	3,078
Of which financing for constructions and property development	7,759	56	1,155	235	183	18	112
Other warehouses	2,092,099	2,593	293,433	5,257	1,744	2,394	3,415
Total	2,478,437	5,928	331,093	9,116	3,900	3,154	6,546
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—
In 2023, the amortised cost of financial assets whose contractual cash flows were modified during the year when the corresponding loss adjustment was valued at an amount equal to the expected credit losses over the life of the asset amounted to EUR 2,902 million (2,379 million in 2022), without these modifications having a material impact on the income statement. Also, during 2023, the total of financial assets that have been modified since the initial recognition, and whose correction for expected loss has gone from being valued during the entire life of the asset to the following twelve months, amounts to EUR 2,804 million (1,677 million in 2022).
The transactions presented in the foregoing tables were classified at 31 December 2023 by nature, as follows:
•Credit impaired: Operations that rest on an inadequate payment scheme will be classified within the non-performing category, regardless they include contract clauses that delay the repayment of the operation throughout regular payments or present amounts written off the balance sheet for being considered irrecoverable.
•Performing: Operations not classifiable as non-performing will be classified within this category. Operations will also be classified as normal if they have been reclassified from the non-performing category for complying with the specific criteria detailed below:
a)A period of a year must have passed from the refinancing or restructuring date.
b)The owner must have paid for the accrued amounts of the capital and interests, thus reducing the rearranged capital amount, from the date when the restructuring of refinancing operation was formalised.
c)The owner must not have any other operation with amounts past due by more than 90 consecutive days of material delay on the date of the reclassification to the normal risk category.
Attending to the credit attention 53% of the forborne loan transactions are classified as other than non-performing. Particularly noteworthy are the level of existing guarantees (45% of transactions are secured by collateral) and the coverage provided by specific allowances (representing 25% of the total forborne loan portfolio and 44% of the non-performing portfolio).
c) Market, structural and liquidity risk
1. Activities subject to market risk and types of market risk
Activities exposed to market risk encompass transactions where risk is assumed as a consequence of potential changes in interest rates, inflation rates, exchange rates, stock prices, credit spreads, commodity prices, volatility and other market factors; the liquidity risk from our products and markets, and the balance-sheet liquidity risk. Therefore, they include trading risks and structural risks.
•Interest rate risk arises from movements in interest rates that reduce the value of a financial instrument, a portfolio or the Grupo Santander. It can affect loans, deposits, debt securities, most assets and liabilities held for trading, and derivatives.
•Inflation rate risk arises from movements in inflation that can reduce the value of a financial instrument, a portfolio or the entire group. It can affect loans, debt securities and derivatives (e.g. inflation swaps and futures) whose profitability is linked to inflation.
•Exchange rate risk is the possibility of loss because the currency of a long or open position will depreciate against the base currency. It can affect debt in subsidiaries whose local currency is not the euro, as well as loans denominated in a foreign currency.
•Equity risk is the possibility of loss from open positions in securities if their market price or expected future dividends fall. It affects shares, stock market indices, convertible bonds and derivatives with shares as the underlying asset (put, call, equity swaps, etc.).
•Credit spread risk is the possibility of loss from open positions in fixed-income securities or credit derivatives if their yield curve, or the recovery rate of their issuer or type change. A spread is the yield difference between financial instruments against a benchmark (e.g. the internal rate of return (IRR) of government bonds and interbank interest rates).
•Commodity price risk is the possibility of loss from movements in commodity prices. Grupo Santander's commodity exposure is minor and stems mainly from commodity derivatives.
•Volatility risk is the possibility of loss caused by movements in interest rates, exchange rates, the stock market, credit spreads and other risk factors affecting portfolio value. It is inherent to all financial instruments whose value considers volatility (especially options contracts).
Derivative contracts (such as options, futures, forwards and swaps) can mitigate market risks partially or fully.
Additionally, other more complex coverage market risks are considered, such as correlation risk, market liquidity risk, prepayment or cancellation risk and subscription risk.
•Correlation risk is the possibility of loss due to an adverse correlation between risk variables that affect portfolio value. Risk variables could be the same (e.g. two FX rates) or different (e.g. an interest rate and a commodity price).
•Market liquidity risk is the possibility that fewer market makers or institutional investors, a large number of transactions, market instability and other factors will cause the Group or a subsidiary to exit a position at a worse market price or trade cost. Exposure to different products and currencies can also increase this risk.
•Pre-payment or cancellation risk originates when mortgages, deposits and other on-balance-sheet instruments give holders the option to buy or sell them, thus altering future cash flows. Potential mismatches on the balance sheet pose a risk since cash flows may have to be reinvested at an interest rate that is potentially lower (assets) or higher (liabilities).
•Underwriting risk is the possibility that the bank will have to hold part of a debt issue it has underwritten or agreed to place if it cannot all be placed among potential buyers.
Balance sheet liquidity risk (unlike market liquidity risk) is the possibility of loss caused by forced disposal of assets or cash flow imbalance if the bank meets its payment obligations late or at excessive cost. It can cause losses by forced asset sales or impacts on margins due to the mismatch between expected cash inflows and outflows.
Pension and actuarial risks (explained at the end of this section) also depend on market variables.
Grupo Santander aim to comply with the Basel Committee’s Fundamental Review of the Trading Book (FRTB) and the EBA’s Guidelines on the management of interest rate risk arising from non-trading book activities. The purpose of several projects Grupo Santander runs is to provide risk control managers and teams with the best market risk management tools under the right governance framework for the models Grupo Santander uses for metric reporting; and to comply with regulation on the risks mentioned above.
. Trading market risk management
Setting market risk limits in a dynamic process according to the risk appetite in the annual limits plan prepared by senior management and extended to all subsidiaries.
The standard methodology for risk management and control in trading, measures the maximum expected loss with a specific level of confidence and time frame. The standard for historical simulation is a confidence level of 99% over one day.
Grupo Santander applies statistical adjustments efficiently to incorporate recent developments affecting our levels of risk. Our time frame is two years or at least 520 days from the reference date of the VaR calculation.
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	220,342		220,342	Interest rate
Financial assets held for trading	176,921	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	4,068	1,842	Interest rate, spread
Financial assets designated at fair value through profit or loss	9,773	1,360	8,413	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	83,308	1,761	81,547	Interest rate, spread
Financial assets at amortized cost	1,191,403		1,191,403	Interest rate, spread
Hedging derivatives	5,297		5,297	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	(788)		(788)	Interest rate
Other assets	104,896
Total assets	1,797,062	—	—

Liabilities subject to market risk
Financial liabilities held for trading	122,270	122,270
Financial liabilities designated at fair value through profit or loss	40,367	450	39,917	Interest rate, spread
Financial liabilities at amortized cost	1,468,703		1,468,703	Interest rate, spread
Hedging derivatives	7,656		7,656	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	55		55	Interest rate
Other liabilities	53,770
Total liabilities	1,692,821
Equity	104,241
The following table displays the latest and average VaR values at 99% by risk factor over the last three years. It also shows the minimum and maximum VaR values in 2023 and 97.5% ES at the end of December 2023:

VaR statistics and expected shortfall by risk factorA
EUR million. VaR at 99% and ES at 97.5% with one day time horizon
	2023					2022		2021
	VaR (99%)				ES (97.5%)	VaR		VaR
	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total Trading	7.5	11.7	19.3	13.5	12.5	14.1	11.6	10.5	12.3
Diversification effect	(8.5)	(14.9)	(27.3)	(17.1)	(18.9)	(14.6)	(15.5)	(12.9)	(13.4)
Interest rate	8.9	12.2	20.3	11.1	11.5	12.6	9.9	9.6	9.1
Equities	1.4	3.2	7.3	6.0	6.1	4.2	5.5	3.5	5.1
Exchange rate	2.3	5.3	9.4	4.8	4.9	4.8	3.6	4.2	5.7
Credit spread	2.7	4.3	6.4	6.1	5.9	5.4	5.8	4.8	5.1
Commodities	0.7	1.6	3.2	2.6	3.0	1.7	2.3	1.3	0.7

Total Europe	6.6	9.4	14.7	11.8	11.1	12.2	10.5	9.3	9.9
Diversification effect	(5.3)	(10.5)	(21.6)	(13.8)	(14.9)	(10.4)	(14.2)	(9.3)	(12.6)
Interest rate	5.6	9.1	16.5	8.2	9.3	10.2	10.1	7.7	7.1
Equities	1.5	2.8	7.1	5.8	5.3	3.6	5.5	3.3	5.8
Exchange rate	2.1	3.5	5.7	5.2	5.2	3.4	3.3	2.8	4.5
Credit spread	2.7	4.3	6.4	6.1	5.9	5.4	5.8	4.8	5.1
Commodities	—	0.2	0.6	0.3	0.3	—	—	—	—

Total North America	1.8	4.0	6.4	5.0	5.0	2.3	2.7	2.5	2.7
Diversification effect	(0.3)	(0.7)	(2.6)	(0.5)	(0.5)	(0.8)	(1.1)	(0.7)	(0.6)
Interest rate	1.8	3.7	6.3	5.0	5.0	2.2	2.7	2.5	2.7
Equities	—	0.2	0.5	0.0	0.0	0.1	0.1	0.1	0.0
Exchange rate	0.3	0.8	2.2	0.5	0.5	0.8	1.0	0.6	0.6

Total South America	4.2	7.3	13.3	7.0	6.2	8.0	6.2	5.9	6.3
Diversification effect	(1.3)	(6.2)	(14.2)	(6.6)	(7.6)	(5.0)	(4.2)	(4.9)	(5.1)
Interest rate	4.3	7.3	12.6	5.6	5.4	7.0	5.5	5.5	5.8
Equities	0.0	1.4	3.7	2.4	2.5	1.6	1.7	1.2	1.1
Exchange rate	0.5	3.2	8.0	3.0	2.9	2.7	0.9	2.8	3.8
Commodities	0.7	1.6	3.2	2.6	3.0	1.7	2.3	1.3	0.7
A. In South and North America, VaR levels of credit spreads and commodities are not shown separately due to their low or null materiality.
VaR at the end of December was slightly higher (EUR 1.9 million) compared to the end of 2022, reflecting the spike in market volatility after the latest meetings of the main Central Banks, albeit generally less volatile this year than previous one.
In 2023, average VaR (EUR 11.7 million) was lower than 2022 for all risk factors except exchange rate, which was slightly higher. Temporary VaR increases owe more to short-term price volatility than to significant changes in positions.
By region, average VaR fell mainly in Europe (in almost every risk factor), while the slight increase in North America was due to interest rates.
Backtesting
Actual losses can differ from predicted losses because of the VaR’s limitations. Grupo Santander measures the accuracy of the VaR calculation model to make sure it is reliable. The most important tests Grupo Santander runs involve backtesting:
•Backtesting of hypothetical P/L and of the entire trading book an exception was observed (daily loss greater than the VaR) on 13 of March, as a consequence of market volatility coinciding with events related to some regional American banks. Regarding to 99% VaE, an exception (daily profit higher than VaE) was observed on 13 of December as a result of the devaluation of the Argentine peso.
•The exceptions observed in the past year are consistent with the assumptions of the VaR calculation model.
IBOR reform
Since 2013, different supranational organizations and authorities (IOSCO and FSB) have promoted and monitored initiatives aimed at carrying out reforms to strengthen interest rate indices. The main objective was to facilitate the transition to the risk-free indices identified in different jurisdictions, highlighting the SONIA index as a replacement for the LIBOR references in pounds, the SOFR for the LIBOR in dollars, and the €STR for the LIBOR in euros.
In this sense and as a result of the joint effort of authorities and market participants, this transition process has been materialized in different milestones during the period between 2019 and 2023, pending, according to the regulatory milestones of the transition, the terms of the 3-month pound LIBOR, and the 1-month, 3-month and 6-month dollar LIBOR, which will continue to be published under a synthetic methodology until the end of March and September 2024, respectively, dates from which publication will cease permanently.
The Group has carried out the operational and technological changes necessary to undertake the transition of these reference indices, with the book amount of financial assets and liabilities as of December 31, 2023 that continue to be referenced to the benchmarks being non-significant. pending transition indices.
3. Structural balance sheet risks
3.1. Main aggregates and variations
Consistent with previous years, the market risk profile of Grupo Santander’s balance sheet remained moderate in 2022 in terms of asset, shareholders’ equity and NII volumes.
Each subsidiary’s finance division manages interest rate risk from commercial banking and is responsible for handling structural risk from interest rate fluctuations.
To measure interest rate risk, Grupo Santander uses statistical models based on strategies to mitigate structural risk with interest-rate instruments (such as bonds and derivatives) to keep risk profile within risk appetite.
The NII and EVE sensitivities below are based on scenarios of parallel interest rate movements from -100 to +100 basis points.
Structural VaR
With such a homogeneous metric as VaR, Grupo Santander can fully monitor market risk in the banking book (excluding SCIB trading activity). The Bank differentiates fixed income based on interest rates and credit spreads in ALCO portfolios, FX rates and shares.
In general, the structural VaR of Grupo Santander total assets and equity is minor.

Structural VaR
EUR million. Structural VaR 99% with a temporary horizon of one day.
	2023				2022		2021
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	552.7	705.0	914.5	749.5	664.0	538.5	993.7	1,011.9
Diversification effect	(368.7)	(416.6)	(422.2)	(444.7)	(417.1)	(422.4)	(327.3)	(240.2)
VaR Interest RateA	273.3	348.4	478.0	380.2	350.8	304.5	400.7	287.8
VaR Exchange Rate	477.0	580.4	661.1	642.9	493.4	461.0	600.6	655.2
VaR Equities	171.1	192.8	197.6	171.1	236.9	195.4	319.7	309.1
A. Includes credit spread VaR on ALCO portfolios.
Structural interest rate risk
•Europe
At the end of December, the net interest income (NII) of our main balance sheets showed positive sensitivities to increases in interest rates. On the same date, in the case of the economic value of equity (EVE), it showed negative sensitivity to increases in interest rates in the case of the UK and positive sensitivity in the case of Spain in the same scenario.
At the end of December, under the scenarios previously described, significant risk of NII sensitivity to the euro amounted to EUR 886.2 million; to the pound sterling, EUR 245.8 million; to the US dollar, EUR 99.4 million; and to the Polish złoty, EUR 24 million, all with risk of rate cuts.
Significant risk of EVE sensitivity to yield curves of the euro was EUR 391.9 million; of the pound sterling, EUR 392.1 million; of the US dollar, EUR 364.3 million euros; and of the Polish złoty, EUR 176.4 million euros, mostly with risk of rate cuts.
Exposure was moderate in relation to annual budget and capital levels in 2023.
•North America
At the end of December, sensitivity of NII on our North America balance sheet to interest rate hikes was positive, while EVE sensitivity was negative.
Exposure was moderate in relation to annual budget and capital levels in 2023.
At the end of December, significant risk to NII was mainly in the US and amounted to EUR 117 million.
The most significant risk to EVE was in the US and amounted to EUR 786 million.
•South America
EVE and NII on our main South American balance sheets are positioned for interest rate cuts.
Exposure in all countries was moderate in relation to the annual budget and capital levels in 2023.
At the end of December, most significant risk to NII was mainly in Chile (EUR 36 million) and in Brazil (EUR 141 million).
Most significant risk to EVE was recorded in Chile (EUR 255 million) and in Brazil (EUR 360 million).
Structural foreign currency rate risk/results hedging
Grupo Santander's structural FX risk stems mainly from the income and hedging of foreign currency transactions for permanent financial investments. In the dynamic management of this risk, Grupo Santander aims to limit the impact of FX rate movements on the core capital ratio. In 2023, the hedged of the different currencies that have an impact on our core capital ratio was close to 100%.
In December 2023, our permanent exposures (with potential impact on shareholders’ equity) were, from largest to smallest, in US dollars, Brazilian reais, British pounds sterling, Mexican pesos, Chilean pesos and Polish złoty.
Grupo Santander uses FX derivatives to hedge part of those permanent positions. The Finance division manages FX risk and hedging for the expected profits and dividends of subsidiaries whose base currency is not the euro.
Structural equity risk
Grupo Santander holds equity positions in its banking and trading books. They are either equity instruments or stock, depending on the share of ownership or control.
At the end of December 2023, the equities and shareholdings in the banking book were diversified among Spain, China, Morocco, Poland and other countries. Most of them invest in the financial and insurance sectors. Grupo Santander has minor equity exposure to property and other sectors.
Structural equity positions are exposed to market risk. The Group calculates its VaR with a set of market prices and proxies. At the end of the year 2023, VaR at a 99% confidence level over a one-day horizon was EUR 171 million (EUR 195 million and EUR 309 million in 2022 and 2021, respectively.
3.2. Methodologies
Structural interest rate risk
Grupo Santander measures the potential impact of interest rate movements on EVE and NII. Because changing rates may generate impacts, Grupo Santander must manage and control many subtypes of interest rate risk, such as repricing risk, curve risk, basis risk and option risk (e.g. behavioural or automatic).
Interest rate risk in the balance sheet and market conditions and outlooks could necessitate certain financial measures to achieve Grupo Santander's desired risk profile (such as selling positions or setting interest rates on products Grupo Santander markets).
The metrics Grupo Santander uses to monitor IRRBB include NII and EVE sensitivity to interest rate movements.
•Net interest income sensitivity
Net interest income (NII) is the difference between interest income from assets and the interest cost of liabilities in the banking book over a typical one- to three-year horizon (one year being standard in Grupo Santander). Because NII sensitivity is the difference in income between a selected scenario and the base scenario, its values can be as many as considered scenarios. It enables us to see short-term risks and supplement economic value of equity (EVE) sensitivity.
•Economic value of equity sensitivity
Economic value of equity (EVE) is the difference between the current value of all assets minus the current value of all liabilities in the banking book. It does not include shareholders’ equity and non-interest-bearing instruments. The sensitivity of the economic value of own funds is obtained as the difference between said economic value calculated with a selected scenario and that calculated with a base scenario.
Because EVE sensitivity is the difference in EVE between a selected scenario and the base scenario, it can have as many values as considered scenarios. It enables us to see long-term risks and supplement NII sensitivity.
Structural exchange-rate risk/hedging of results
Every day, Grupo Santander measures FX positions, VaR and P/L.
Structural equity risk
Grupo Santander measures equity positions, VaR and P/L.
4. Liquidity risk
Structural liquidity management aims to fund the Group’s recurring activity optimising maturities and costs, while avoiding taking on undesired liquidity risks.
Santander’s liquidity management is based on the following principles:
•Define liquidity risk and provide detailed assessments of current and emerging material liquidity risks.
•Define liquidity risk metrics, review and challenge liquidity risk appetite and limits on first line of defence proposals.
•Evaluates and challenges commercial/business proposals; It provides senior management and business units with the necessary elements to understand the liquidity risk of Santander's businesses and operations.
•Supervise the liquidity risk management of the first line of defence and assess the permanence of businesses within the limits of liquidity risk.
•Reports on compliance with risk appetite limits and exceptions, if any, to governing bodies.
•Provides a consolidated view of liquidity risk exposures and liquidity risk profile.
•Confirms the existence of adequate liquidity procedures to manage the business within the limits of risk appetite.
The effective application of these principles by all institutions comprising the Group required the development of a unique management framework built upon three fundamental pillars:
•A solid organisational and governance model that ensures the involvement of the subsidiaries’ senior management in decision-taking and its integration into the Group’s global strategy. The decision-making process for all structural risks, including liquidity and funding risk, is carried out by local Asset and Liability Committees (ALCOs) in coordination with the global ALCO, which is the body empowered by the Bank's board in accordance with the corporate Asset and Liability Management (ALM) framework.
This governance model has been reinforced as it has been included within Santander's Risk Appetite Framework. This framework meets demands from regulators and market players emanating from the financial crisis to strengthen banks’ risk management and control systems.
•In-depth balance sheet analysis and measurement of liquidity risk, supporting decision-taking and its control. The Group objective is to maintains adequate liquidity levels necessary to cover its short- and long-term needs with stable funding sources, optimising the impact of their costs on the income statement. Grupo Santander’s liquidity risk management processes are contained within a conservative risk appetite framework established in each geographic area in accordance with its commercial strategy. This risk appetite establishes the limits within which the subsidiaries can operate in order to achieve their strategic objectives.
•Management adapted in practice to the liquidity needs of each business. Every year, based on business needs, a liquidity plan is developed which seeks to achieve:
•a solid balance sheet structure, with a diversified presence in the wholesale markets;
•the use of liquidity buffers and limited encumbrance of assets;
•compliance with both regulatory metrics and other metrics included in each entity’s risk appetite statement.
Over the course of the year, all dimensions of the plan are monitored.
Grupo Santander continues to develop the ILAAP (Internal Liquidity Adequacy Assessment Process), an internal self-assessment of liquidity adequacy which must be integrated into the Group’s other risk management and strategic processes. It focuses on both quantitative and qualitative matters and is used as an input to the SREP (Supervisory Review and Evaluation Process). The ILAAP evaluates the liquidity position both in ordinary and stressed scenarios.
i. Liquidity risk measurement
Grupo Santander uses the Basel regulatory definition and calculates a set of metrics and stress scenarios in relation to intraday liquidity risk to maintain a high level of management and control. On the one hand, the regulatory liquidity metrics (LCR, NSFR) are prepared following the regulatory criteria established in the CRR-II and CRD IV. Regarding internal metrics, liquidity scenarios are determined using a combination of behavioral observation in actual liquidity crises occurred at other banks, regulatory assumptions and expert judgment.
a) Liquidity Coverage Ratio (LCR)
The liquidity coverage ratio (LCR) is a regulatory metric. Its purpose is to promote the short-term resilience of a bank’s liquidity profile and make sure it has enough high-quality liquid assets to withstand a considerable idiosyncratic or market stress scenario over 30 calendar days.
b) Net Stable Funding Ratio (NSFR)
The net stable funding ratio (NSFR) is a regulatory metric we use to measure long-term liquidity risk. It is the ratio of available stable funding to required stable funding. It requires banks to keep a robust balance sheet, with off-balance-sheet assets and operations financed by stable liabilities.
c) Liquidity buffer
The liquidity buffer is the total liquid assets a bank has to cope with cash outflows during periods of stress. The assets are free of encumbrances and can be used immediately to generate liquidity without losses or excessive discounts. The liquidity buffer is a tool for calculating most liquidity metrics. It is also a metric with defined limits for each subsidiary.
d) Wholesale liquidity metric
The wholesale liquidity metric measures the number of days Grupo Santander would survive if it used liquid assets to cover lost liquidity from a wholesale deposit run-off (without possible renewal) over a set time horizon. Grupo Santander also uses it as an internal short-term liquidity metric to reduce risk from dependence on wholesale funding.
e) Asset Encumbrance metrics
Grupo Santander calculates two metrics to measure asset encumbrance risk. On the one hand, the asset encumbrance ratio gives the proportion of encumbered assets to total assets; on the other, the structural asset encumbrance ratio gives the proportion of encumbered assets by structural funding transaction (namely long-term collateralized issues and credit transactions with central banks).
f) Other additional liquidity indicators
In addition to traditional tools to measure short and long-term liquidity and funding risk, Grupo Santander has a set of additional liquidity indicators to complement those and to measure other non-covered liquidity risk factors. These include concentration metrics, such as the main and the five largest funding counterparties, or the distribution of funding by maturity.
In this sense, deposits do not show a tendency towards concentration, maintaining a stable structure at 31 December 2023, where approximately 75% are transactional and more than 80% of retail deposits are insured by deposit guarantee systems of the different countries.
g) Liquidity scenario analysis
As liquidity stress tests, four standard scenarios have been defined:

i.An idiosyncratic scenario of events detrimental only to Santander;
ii.a local market scenario of events highly detrimental to a base country’s financial system or real economy;
iii.a global market scenario of events highly detrimental to the global financial system; and
iv.combined scenario consisting of a combination of more severe idiosyncratic and market events (local and global) occurring simultaneously and interactively.
v.climate scenarios where different stress cases derived from the effects that climate change could have on the economy are collected.
Grupo Santander uses these stress test outcomes as tools to determine risk appetite and support business decision-making.
h) Liquidity early warning indicators
The system of early warning indicators (EWI) consists of quantitative and qualitative liquidity indicators that help predict stress situations and weaknesses in the funding and liquidity structure of Grupo Santander entities. External indicators relate to market-based financial variables; internal indicators relate to our own performance.
i) Intraday liquidity metrics
Grupo Santander follows Basel regulation and calculates several metrics and stress scenarios for intraday liquidity risk to maintain a high level of control.
ii. Liquidity coverage ratio and net stable financing ratio
As regards the liquidity coverage ratio (LCR), the regulatory requirement for this ratio, set at 100%, has been at its maximum level since 2018.
Below is a breakdown of the composition of the Group's liquid assets under the criteria set out in the supervisory prudential reporting (Commission Implementing Regulation (EU) 2017/2114 of 9 November 2017) for the determination of high quality liquid assets for the calculation of the LCR ratio (HQLA):

EUR million
	2023	2022	2021
	Amount weighted applicable	Amount weighted applicable	Amount weighted applicable
High-quality liquid assets-HQLAs
Cash and reserves available at central banks	217,935	127,285	206,507
Marketable assets Level 1	119,043	177,887	81,925
Marketable assets Level 2A	4,236	3,308	3,422
Marketable assets Level 2B	6,814	3,562	5,446
Total high-quality liquid assets	348,028	312,042	297,300
In relation to the net stable funding ratio (NSFR), its definition was approved by the Basel Committee in October 2014. The transposition of this requirement to the European regulation took place in June 2019 with the publication in the Official Gazette of the European Union of Regulation (EU) 2019/876 of the European Parliament and of the Council of 20 May 2019. The Regulation establishes that entities must have a net stable financing ratio, as defined in the Regulation, higher 100% from June 2021. The liquidity coverage ratio, broken down by component, and the net stable funding ratio for the Group at year-ends 2023, 2022 and 2021are presented below:

EUR million
	2023	2022	2021
High-quality liquid assets-HQLAs (numerator)	348,028	312,042	297,300
Total net cash outflows (denominator)	209,892	204,759	181,953
Cash outflows	282,982	270,748	233,294
Cash inflows	73,090	65,989	51,341
LCR ratio (%)	166%	152%	163%
NSFR ratio (%)	123%	121%	126%
As regards the funding structure, given the predominantly commercial nature of the Group's balance sheet, the loan portfolio is mainly financed by customer deposits. Note 22, 'Debt securities', shows the composition of these liabilities based on the basis of their nature and classification, the movements and maturity profile of the debt securities issued by the Group, reflecting the strategy of diversification by products, markets, issuers and maturities followed by the Group in its approach to wholesale markets.
The movement in the composition of the buffer between “Level 1 marketable assets” to “Cash and reserves available at central banks” corresponds to a change in criteria in the classification of deposits with the Central Bank, at the request of the regulator.
In the last quarter of 2022, Grupo Santander began to repay in advance a significant part of the financing received under the TLTRO-III program launched by the European Central Bank, which originally matured in 2023. The replacement of these funds has been carried out after having strengthened the balance sheet through a combination of growth in customer deposits, an increase in short-term instruments and greater activity in medium and long-term issuances, which has allowed Grupo Santander to maintain liquidity coverage ratios (LCR ) and net stable funding (NSFR) at prudent levels after the repayment.
iii. Asset encumbrance
Finally, the moderate use of assets by Grupo Santander as collateral in the sources of structural financing of the balance sheet should be highlighted.
In accordance with the guidelines established by the European Banking Authority (EBA) in 2014 on committed and uncommitted assets, the concept of assets committed in financing transactions (asset encumbrance) includes both on-balance sheet assets provided as collateral in transactions to obtain liquidity and off-balance sheet assets that have been received and reused for similar purposes, as well as other assets associated with liabilities for reasons other than financing.

The residual maturities of the liabilities associated with the assets and guarantees received and committed are presented below, as of 31 of December of 2023 (EUR thousand million):

Residual maturities of the liabilities	Unmatured	<=1month	>1 month <=3 months	>3 months <=12 months	>1 year <=2 years	>2 years <=3 years	3 years <=5 years	5 years <=10 years	>10 years	Total
Committed assets	40.8	49.3	21.6	39.7	40.8	27.9	55.0	17.4	13.8	306.3
Guarantees received committed	31.6	72.3	17.6	11.0	3.2	2.5	0.6	—	—	138.8
The reported Group information as required by the EBA at 2023 year-end is as follows:

On-balance-sheet encumbered assets
EUR billion
	Carrying amount of encumbered assets	Fair value of encumbered assets	Fair value of non-encumbered assets	Carrying amount of non-encumbered assets
Loans and advances	186.4		1,172.2
Equity instruments	9.4	9.4	11.5	11.5
Debt securities	86.8	87.6	156.4	156.1
Other assets	23.7		150.6
Total assets	306.3		1,490.7

Encumbrance of collateral received
EUR billion
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance
Collateral received	138.8	51.3
Loans and advances	1.1	—
Equity instruments	5.5	8.7
Debt securities	132.2	42.5
Other collateral received	—	0.1
Own debt securities issued other than own covered bonds or ABSs	—	1.9

Encumbered assets and collateral received and matching liabilities
EUR billion
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
Total sources of encumbrance (carrying amount)	330.6	445.2
On-balance-sheet encumbered assets amounted to EUR  306,300 million, of which 61% are loans (mortgage loans, corporate loans, etc.). Guarantees received committed amounted to EUR 138,800 million, relating mostly to debt securities received as security in asset purchase transactions and re-used.
Taken together, these two categories represent a total of EUR 445,200 million of encumbered assets, which give rise to EUR 330,600 million matching liabilities.
As of December 2023, total asset encumbrance in funding operations represented 22.4% of the Group’s extended balance sheet under EBA criteria (total assets plus guarantees received: EUR 1,987,100 million), as of December 2022.
d) Capital risk
In the second line of defence, capital risk management can independently challenge business and first-line activities by:
•Supervising capital planning and adequacy exercises through a review of the main components affecting the capital ratios.
•Identifying key metrics to calculate the Group’s regulatory capital, setting tolerance levels and analysing significant variations, as well as single transactions with impact on capital.
•Reviewing and challenging the execution of capital actions proposed in line with capital planning and risk appetite.
Grupo Santander commands a sound solvency position, above the levels required by regulators and by the European Central bank.
Regulatory capital
At 1 January 2024, at a consolidated level, the Group must maintain a minimum capital ratio of 9.60% of CET1 (4.50% being the requirement for Pillar I, 0.98% being the requirement for Pillar 2R (requirement), 2.50% being the requirement for capital conservation buffer, 1.25% being the requirement for global systemically entity (G-SIB) and 0.37% being the requirement for anti-cyclical capital buffer).
Grupo Santander must also maintain a minimum capital ratio of 11.42% of tier 1 and a minimum total ratio of 13.86%.
In 2023, the solvency target set was achieved. Santander’s CET1 ratio stood at 12.30%[1] at the close of the year, demonstrating its organic capacity to generate capital. The key regulatory capital figures are indicated below:

Reconciliation of accounting capital with regulatory capital
EUR million
	2022	2021	2020
Subscribed capital	8,092	8,397	8,670
Share premium account	44,373	46,273	47,979
Reserves	69,278	62,111	56,606
Treasury shares	(1,078)	(675)	(894)
Attributable profit	11,076	9,605	8,124
Approved dividendC	(1,298)	(979)	(836)
Shareholders’ equity on public balance sheet	130,443	124,732	119,649
Valuation adjustments	(35,020)	(35,628)	(32,719)
Non-controlling interests	8,818	8,481	10,123
Total Equity on public balance sheet	104,241	97,585	97,053
Goodwill and intangible assets	(17,313)	(17,272)	(16,132)
Eligible preference shares and participating securities	9,002	8,831	10,050
Accrued dividendC	(1,471)	(942)	(895)
Other adjustmentsA	(8,717)	(5,169)	(7,624)
Tier 1B	85,742	83,033	82,452
A.Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR.
B.Figures calculated by applying the transitional provisions of IFRS 9.
C.Assumes 25% of ordinary profit, see note 4.a for proposed distribution of results.

Note: Certain figures presented in this capital note have been rounded for ease of presentation. Consequently, the amounts corresponding to the rows or columns of totals in the tables presented in this note may not coincide with the arithmetic sum of the concepts or items that make up the total.
[1]
The following table shows the capital coefficients and a detail of the eligible internal resources of the Group:

Capital coefficients
EUR million
	2023	2022	2021
Level 1 ordinary eligible capital (EUR million)	76,741	74,202	72,402
Level 1 additional eligible capital (EUR million)	9,002	8,831	10,050
Level 2 eligible capital (EUR million)	16,497	14,359	14,865
Risk-weighted assets (EUR million)	623,731	609,266	578,930
Level 1 ordinary capital coefficient (CET 1)	12.30%	12.18%	12.51%
Level 1 additional capital coefficient (AT1)	1.45%	1.45%	1.73%
Level 1 capital coefficient (TIER1)	13.75%	13.63%	14.24%
Level 2 capital coefficient (TIER 2)	2.64%	2.36%	2.57%
Total capital coefficient	16.39%	15.99%	16.81%

Eligible capital
EUR million
	2023	2022	2021
Eligible capital
Common Equity Tier I	76,741	74,202	72,402
Capital	8,092	8,397	8,670
(-) Treasure shares and own shares financed	(2,847)	(60)	(966)
Share Premium	44,373	46,273	47,979
Reserves	68,721	62,246	58,157
Other retained earnings	(35,038)	(37,439)	(34,784)
Minority interests	6,899	7,416	6,736
Profit net of dividends	8,307	7,684	6,394
Deductions	(21,766)	(20,315)	(19,784)
Goodwill and intangible assets	(17,220)	(17,182)	(16,064)
Others	(4,546)	(3,133)	(3,720)
Additional Tier I	9,002	8,831	10,050
Eligible instruments AT1	8,461	8,344	10,102
AT1-excesses-subsidiaries	541	487	(52)
Tier II	16,497	14,359	14,865
Eligible instruments T2	17,101	14,770	15,424
Excess IRB provision on PE	76	—	75
T2-excesses - subsidiaries	(680)	(411)	(634)
Total eligible capital	102,240	97,392	97,317
Note: Banco Santander, S.A. and its affiliates had not taken part in any State aid programmes.
Leverage ratio
Basel III established the leverage ratio as a non-risk sensitive measure aimed at limiting excessive balance sheet growth relative to available capital.
The Group performs the calculation in accordance with Regulation (EU) 2019/876 of 20 May 2019 amending Regulation (EU) No 575/2013 as regards the leverage ratio.
This ratio is calculated as tier 1 capital divided by leverage exposure. Exposure is calculated as the sum of the following items:
•Accounting assets, excluding derivatives and items treated as deductions from tier 1 capital (for example, the balance of loans is included, but not that of goodwill) further excluding the exposures referred to in Article 429.a (1) of the regulation.
•Off-balance-sheet items (mainly guarantees, unused credit limits granted and documentary credits) weighted using credit conversion factors.
•Inclusion of net value of derivatives (gains and losses are netted with the same counterparty, minus collaterals if they comply with certain criteria) plus a charge for the future potential exposure.
•A charge for the potential risk of security funding transactions.
•Lastly, it includes a charge for the risk of credit derivative swaps (CDS).
With the publication of Regulation (EU) 2019/876 of 20 May, 2019, amending Regulation (EU) n.º 575/2013 as regards the leverage ratio, the final calibration of the ratio is set at 3% for all entities and, for systemic entities G-SIB, is established an additional surcharge which will be 50% of the cushion ratio applicable to the EISM, applicable from January 2023. In addition, modifications are included in its calculation, including the exclusion of certain exposures from the total exposure measure: public loans when exceptional circumstances arise, public loans, transfer loans and officially guaranteed export credits, transfer loans and officially guaranteed export credits.

EUR million
	2023	2022	2021
Leverage
Level 1 Capital	85,742	83,033	82,452
Exposure	1,826,922	1,750,626	1,536,516
Leverage Ratio	4.69%	4.74%	5.37%
Global systemically important banks
Grupo Santander is one of 29 banks designated as global systemically important banks (G-SIBs).
The designation as a globally systemic entity comes from a measurement established by the regulators (FSB and BCBS) that they have implemented based on five indicators (size, interjurisdictional activity, interconnection with other financial entities, substitutability and complexity). The application methodology has been modified in December 2021, incorporating, among other things, an additional score considering the Member States of the SRM as a single jurisdiction.
This definition means it has to fulfil certain additional requirements, which consist mainly of a capital buffer (1%), in TLAC requirements (total loss absorbing capacity), that Grupo Santander has to publish relevant information more frequently than other banks, greater regulatory requirements for internal control bodies, special supervision and drawing up of special reports to be submitted to supervisors.
Additionally, Grupo Santander appears both on the list of global systemic entities and on the list of domestic systemic entities. Bank of Spain, based on rule 23 of Circular 2/2016, requires the application of the highest of the two corresponding buffers, in the case of Grupo Santander being the domestic one, 1.25%, a surcharge payable by 2024.
The fact that Grupo Santander has to comply with these requirements makes it a more solid bank than its domestic rivals.

Disclosure of concentrations by risk factor
The following table displays the latest and average VaR values at 99% by risk factor over the last three years. It also shows the minimum and maximum VaR values in 2023 and 97.5% ES at the end of December 2023:

VaR statistics and expected shortfall by risk factorA
EUR million. VaR at 99% and ES at 97.5% with one day time horizon
	2023					2022		2021
	VaR (99%)				ES (97.5%)	VaR		VaR
	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total Trading	7.5	11.7	19.3	13.5	12.5	14.1	11.6	10.5	12.3
Diversification effect	(8.5)	(14.9)	(27.3)	(17.1)	(18.9)	(14.6)	(15.5)	(12.9)	(13.4)
Interest rate	8.9	12.2	20.3	11.1	11.5	12.6	9.9	9.6	9.1
Equities	1.4	3.2	7.3	6.0	6.1	4.2	5.5	3.5	5.1
Exchange rate	2.3	5.3	9.4	4.8	4.9	4.8	3.6	4.2	5.7
Credit spread	2.7	4.3	6.4	6.1	5.9	5.4	5.8	4.8	5.1
Commodities	0.7	1.6	3.2	2.6	3.0	1.7	2.3	1.3	0.7

Total Europe	6.6	9.4	14.7	11.8	11.1	12.2	10.5	9.3	9.9
Diversification effect	(5.3)	(10.5)	(21.6)	(13.8)	(14.9)	(10.4)	(14.2)	(9.3)	(12.6)
Interest rate	5.6	9.1	16.5	8.2	9.3	10.2	10.1	7.7	7.1
Equities	1.5	2.8	7.1	5.8	5.3	3.6	5.5	3.3	5.8
Exchange rate	2.1	3.5	5.7	5.2	5.2	3.4	3.3	2.8	4.5
Credit spread	2.7	4.3	6.4	6.1	5.9	5.4	5.8	4.8	5.1
Commodities	—	0.2	0.6	0.3	0.3	—	—	—	—

Total North America	1.8	4.0	6.4	5.0	5.0	2.3	2.7	2.5	2.7
Diversification effect	(0.3)	(0.7)	(2.6)	(0.5)	(0.5)	(0.8)	(1.1)	(0.7)	(0.6)
Interest rate	1.8	3.7	6.3	5.0	5.0	2.2	2.7	2.5	2.7
Equities	—	0.2	0.5	0.0	0.0	0.1	0.1	0.1	0.0
Exchange rate	0.3	0.8	2.2	0.5	0.5	0.8	1.0	0.6	0.6

Total South America	4.2	7.3	13.3	7.0	6.2	8.0	6.2	5.9	6.3
Diversification effect	(1.3)	(6.2)	(14.2)	(6.6)	(7.6)	(5.0)	(4.2)	(4.9)	(5.1)
Interest rate	4.3	7.3	12.6	5.6	5.4	7.0	5.5	5.5	5.8
Equities	0.0	1.4	3.7	2.4	2.5	1.6	1.7	1.2	1.1
Exchange rate	0.5	3.2	8.0	3.0	2.9	2.7	0.9	2.8	3.8
Commodities	0.7	1.6	3.2	2.6	3.0	1.7	2.3	1.3	0.7
A. In South and North America, VaR levels of credit spreads and commodities are not shown separately due to their low or null materiality.
In general, the structural VaR of Grupo Santander total assets and equity is minor.

Structural VaR
EUR million. Structural VaR 99% with a temporary horizon of one day.
	2023				2022		2021
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	552.7	705.0	914.5	749.5	664.0	538.5	993.7	1,011.9
Diversification effect	(368.7)	(416.6)	(422.2)	(444.7)	(417.1)	(422.4)	(327.3)	(240.2)
VaR Interest RateA	273.3	348.4	478.0	380.2	350.8	304.5	400.7	287.8
VaR Exchange Rate	477.0	580.4	661.1	642.9	493.4	461.0	600.6	655.2
VaR Equities	171.1	192.8	197.6	171.1	236.9	195.4	319.7	309.1
A. Includes credit spread VaR on ALCO portfolios.

Disclosure of high quality liquid assets
Below is a breakdown of the composition of the Group's liquid assets under the criteria set out in the supervisory prudential reporting (Commission Implementing Regulation (EU) 2017/2114 of 9 November 2017) for the determination of high quality liquid assets for the calculation of the LCR ratio (HQLA):

EUR million
	2023	2022	2021
	Amount weighted applicable	Amount weighted applicable	Amount weighted applicable
High-quality liquid assets-HQLAs
Cash and reserves available at central banks	217,935	127,285	206,507
Marketable assets Level 1	119,043	177,887	81,925
Marketable assets Level 2A	4,236	3,308	3,422
Marketable assets Level 2B	6,814	3,562	5,446
Total high-quality liquid assets	348,028	312,042	297,300

Disclosure of liquidity coverage ratio by component	The liquidity coverage ratio, broken down by component, and the net stable funding ratio for the Group at year-ends 2023, 2022 and 2021are presented below:

EUR million
	2023	2022	2021
High-quality liquid assets-HQLAs (numerator)	348,028	312,042	297,300
Total net cash outflows (denominator)	209,892	204,759	181,953
Cash outflows	282,982	270,748	233,294
Cash inflows	73,090	65,989	51,341
LCR ratio (%)	166%	152%	163%
NSFR ratio (%)	123%	121%	126%

Schedule of maturity analysis of assets and guarantees received and committed
The residual maturities of the liabilities associated with the assets and guarantees received and committed are presented below, as of 31 of December of 2023 (EUR thousand million):

Residual maturities of the liabilities	Unmatured	<=1month	>1 month <=3 months	>3 months <=12 months	>1 year <=2 years	>2 years <=3 years	3 years <=5 years	5 years <=10 years	>10 years	Total
Committed assets	40.8	49.3	21.6	39.7	40.8	27.9	55.0	17.4	13.8	306.3
Guarantees received committed	31.6	72.3	17.6	11.0	3.2	2.5	0.6	—	—	138.8

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity
The reported Group information as required by the EBA at 2023 year-end is as follows:

On-balance-sheet encumbered assets
EUR billion
	Carrying amount of encumbered assets	Fair value of encumbered assets	Fair value of non-encumbered assets	Carrying amount of non-encumbered assets
Loans and advances	186.4		1,172.2
Equity instruments	9.4	9.4	11.5	11.5
Debt securities	86.8	87.6	156.4	156.1
Other assets	23.7		150.6
Total assets	306.3		1,490.7

Encumbrance of collateral received
EUR billion
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance
Collateral received	138.8	51.3
Loans and advances	1.1	—
Equity instruments	5.5	8.7
Debt securities	132.2	42.5
Other collateral received	—	0.1
Own debt securities issued other than own covered bonds or ABSs	—	1.9

Encumbered assets and collateral received and matching liabilities
EUR billion
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
Total sources of encumbrance (carrying amount)	330.6	445.2

Schedule of regulatory capital	The key regulatory capital figures are indicated below:

Reconciliation of accounting capital with regulatory capital
EUR million
	2022	2021	2020
Subscribed capital	8,092	8,397	8,670
Share premium account	44,373	46,273	47,979
Reserves	69,278	62,111	56,606
Treasury shares	(1,078)	(675)	(894)
Attributable profit	11,076	9,605	8,124
Approved dividendC	(1,298)	(979)	(836)
Shareholders’ equity on public balance sheet	130,443	124,732	119,649
Valuation adjustments	(35,020)	(35,628)	(32,719)
Non-controlling interests	8,818	8,481	10,123
Total Equity on public balance sheet	104,241	97,585	97,053
Goodwill and intangible assets	(17,313)	(17,272)	(16,132)
Eligible preference shares and participating securities	9,002	8,831	10,050
Accrued dividendC	(1,471)	(942)	(895)
Other adjustmentsA	(8,717)	(5,169)	(7,624)
Tier 1B	85,742	83,033	82,452
A.Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR.
B.Figures calculated by applying the transitional provisions of IFRS 9.
C.Assumes 25% of ordinary profit, see note 4.a for proposed distribution of results.

Note: Certain figures presented in this capital note have been rounded for ease of presentation. Consequently, the amounts corresponding to the rows or columns of totals in the tables presented in this note may not coincide with the arithmetic sum of the concepts or items that make up the total.
[1]
The following table shows the capital coefficients and a detail of the eligible internal resources of the Group:

Capital coefficients
EUR million
	2023	2022	2021
Level 1 ordinary eligible capital (EUR million)	76,741	74,202	72,402
Level 1 additional eligible capital (EUR million)	9,002	8,831	10,050
Level 2 eligible capital (EUR million)	16,497	14,359	14,865
Risk-weighted assets (EUR million)	623,731	609,266	578,930
Level 1 ordinary capital coefficient (CET 1)	12.30%	12.18%	12.51%
Level 1 additional capital coefficient (AT1)	1.45%	1.45%	1.73%
Level 1 capital coefficient (TIER1)	13.75%	13.63%	14.24%
Level 2 capital coefficient (TIER 2)	2.64%	2.36%	2.57%
Total capital coefficient	16.39%	15.99%	16.81%

Eligible capital
EUR million
	2023	2022	2021
Eligible capital
Common Equity Tier I	76,741	74,202	72,402
Capital	8,092	8,397	8,670
(-) Treasure shares and own shares financed	(2,847)	(60)	(966)
Share Premium	44,373	46,273	47,979
Reserves	68,721	62,246	58,157
Other retained earnings	(35,038)	(37,439)	(34,784)
Minority interests	6,899	7,416	6,736
Profit net of dividends	8,307	7,684	6,394
Deductions	(21,766)	(20,315)	(19,784)
Goodwill and intangible assets	(17,220)	(17,182)	(16,064)
Others	(4,546)	(3,133)	(3,720)
Additional Tier I	9,002	8,831	10,050
Eligible instruments AT1	8,461	8,344	10,102
AT1-excesses-subsidiaries	541	487	(52)
Tier II	16,497	14,359	14,865
Eligible instruments T2	17,101	14,770	15,424
Excess IRB provision on PE	76	—	75
T2-excesses - subsidiaries	(680)	(411)	(634)
Total eligible capital	102,240	97,392	97,317
Note: Banco Santander, S.A. and its affiliates had not taken part in any State aid programmes.

Schedule of leverage capital and ratios

EUR million
	2023	2022	2021
Leverage
Level 1 Capital	85,742	83,033	82,452
Exposure	1,826,922	1,750,626	1,536,516
Leverage Ratio	4.69%	4.74%	5.37%